UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2014 – December 31, 2014

Item 1.  Schedule of Investments.

ABSOLUTE CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value
Long Positions - 79.1%
Fixed Income Securities - 79.1%
Corporate Convertible Bonds - 42.1%
Consumer Discretionary - 1.7%
$500,000	JAKKS Pacific, Inc. (a)(b)	4.88%	06/01/20	$436,250
500,000	Navistar International Corp. (a)(b)	4.75	04/15/19	480,625
				916,875
Consumer Staples - 9.3%
500,000	Acorda Therapeutics, Inc. (b)	1.75	06/15/21	577,812
500,000	Albany Molecular Research, Inc. (b)	2.25	11/15/18	604,687
500,000	Ascent Capital Group, Inc. (b)	4.00	07/15/20	413,438
500,000	Carriage Services, Inc. (a)(b)	2.75	03/15/21	543,440
500,000	Depomed, Inc. (b)	2.50	09/01/21	540,938
500,000	Emergent Biosolutions, Inc. (a)(b)	2.88	01/15/21	563,437
500,000	Healthways, Inc. (b)	1.50	07/01/18	589,062
1,000,000	Monster Worldwide, Inc. (a)(b)	3.50	10/15/19	1,066,250
300,000	Protalix BioTherapeutics, Inc. (b)	4.50	09/15/18	228,188
				5,127,252
Energy - 2.1%
250,000	Energy XXI, Ltd. (b)	3.00	12/15/18	75,625
500,000	Helix Energy Solutions Group, Inc.	3.25	03/15/32	557,188
588,000	Renewable Energy Group, Inc. (b)	2.75	06/15/19	557,865
				1,190,678
Financial - 3.0%
570,000	Encore Capital Group Inc (b)	3.00	07/01/20	647,662
500,000	Forestar Group, Inc. (b)	3.75	03/01/20	477,813
500,000	FXCM, Inc. (b)	2.25	06/15/18	523,125
				1,648,600
Healthcare - 3.1%
1,000,000	AMAG Pharmaceuticals, Inc. (b)	2.50	02/15/19	1,690,625

Principal	Security Description	Rate	Maturity	Value

Industrial - 1.9%
$500,000	Altra Industrial Motion Corp. (b)	2.75%	03/01/31	$589,687
500,000	TTM Technologies, Inc. (b)	1.75	12/15/20	482,813
				1,072,500
Information Technology - 9.8%
500,000	Cornerstone OnDemand, Inc. (b)	1.50	07/01/18	490,625
500,000	Dealertrack Technologies, Inc. (b)	1.50	03/15/17	650,937
1,000,000	Hutchinson Technology, Inc.	8.50	01/15/26	1,001,250
500,000	Mentor Graphics Corp. (b)	4.00	04/01/31	601,250
500,000	PROS Holdings, Inc. (a)(b)	2.00	12/01/19	518,125
500,000	Quantum Corp. (b)	4.50	11/15/17	625,938
1,000,000	Take-Two Interactive Software, Inc. (b)	1.75	12/01/16	1,517,500
				5,405,625
Materials - 2.3%
750,000	Horsehead Holding Corp. (b)	3.80	07/01/17	915,000
500,000	Silver Standard Resources, Inc. (a)(b)	2.88	02/01/33	354,375
				1,269,375
Telecommunication Services - 7.4%
500,000	Blucora, Inc. (b)	4.25	04/01/19	472,500
300,000	InterDigital, Inc. (b)	2.50	03/15/16	334,688
750,000	j2 Global, Inc. (b)	3.25	06/15/29	829,687
500,000	LinkedIn Corp. (a)(b)	0.50	11/01/19	528,440
500,000	MercadoLibre, Inc. (a)(b)	2.25	07/01/19	596,250
750,000	Vipshop Holdings, Ltd. (b)	1.50	03/15/19	896,250
500,000	Web.com Group, Inc. (b)	1.00	08/15/18	459,688
				4,117,503
Utilities - 1.5%
1,000,000	EnerNOC, Inc. (a)(b)	2.25	08/15/19	842,500
Total Corporate Convertible Bonds (Cost $22,144,629)				23,281,533

ABSOLUTE CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bonds - 37.0%
Consumer Discretionary - 3.6%
$567,000	K Hovnanian Enterprises, Inc.	11.88%	10/15/15	$602,437
495,000	K Hovnanian Enterprises, Inc.	7.50	05/15/16	522,225
850,000	MGM Resorts International	6.63	07/15/15	867,000
				1,991,662
Consumer Staples - 6.4%
1,000,000	Bumble Bee Holdings, Inc. (a)	9.00	12/15/17	1,051,500
1,000,000	Cenveo Corp. (a)	6.00	08/01/19	910,000
1,500,000	Deluxe Corp.	7.00	03/15/19	1,573,125
				3,534,625
Energy - 2.8%
1,000,000	Gastar Exploration, Inc.	8.63	05/15/18	895,000
821,000	Walter Energy, Inc. (a)	9.50	10/15/19	628,065
				1,523,065
Financial - 5.5%
1,000,000	Ally Financial, Inc.	4.63	06/26/15	1,008,750
750,000	CIT Group, Inc. (a)	4.75	02/15/15	751,265
750,000	Realogy Group, LLC (a)	7.63	01/15/20	806,250
500,000	Realogy Group, LLC / The Sunshine Group Florida, Ltd. (a)	3.38	05/01/16	502,500
				3,068,765
Industrial - 3.3%
753,000	American Piping Products, Inc. (a)	12.88	11/15/17	801,945
1,000,000	International Wire Group Holdings, Inc. (a)	8.50	10/15/17	1,052,500
				1,854,445
Information Technology - 3.2%
242,000	CDW LLC / CDW Finance Corp.	8.50	04/01/19	256,218
1,000,000	EarthLink Holdings Corp.	7.38	06/01/20	1,020,000
500,000	Jazz Technologies, Inc.	8.00	06/30/15	510,065
				1,786,283
Materials - 1.8%
1,000,000	ArcelorMittal (b)	4.25	08/05/15	1,016,250

Principal	Security Description	Rate	Maturity	Value

Telecommunication Services - 10.4%
$1,500,000	Crown Media Holdings, Inc.	10.50%	07/15/19	$1,638,750
750,000	FairPoint Communi-cations, Inc. (a)	8.75	08/15/19	757,500
500,000	iHeartCommunications, Inc.	9.00	12/15/19	494,375
250,000	Nielsen Finance LLC / Nielsen Finance Co.	4.50	10/01/20	252,500
1,500,000	Videotron, Ltd.	6.38	12/15/15	1,503,750
1,000,000	Windstream Corp.	7.88	11/01/17	1,086,250
				5,733,125

Total Corporate Non-Convertible Bonds (Cost $20,837,751)				20,508,220
Total Fixed Income Securities (Cost $42,982,380)				43,789,753
Total Long Positions - 79.1% (Cost $42,982,380)*				$43,789,753
Total Short Positions - (21.2)% (Proceeds $(10,827,614))*				(11,741,963)
Total Written Options - (0.0)% (Premiums Received $(14,667))*				(444)
Other Assets & Liabilities, Net – 42.1%				23,296,032
Net Assets – 100.0%				$55,343,378

ABSOLUTE CREDIT OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value

Short Positions - (21.2)%
Common Stock - (21.2)%
Consumer Discretionary - (0.6)%
(29,100)	JAKKS Pacific, Inc.	$(197,880)
(4,791)	Navistar International Corp.	(160,403)
		(358,283)

Consumer Staples - (4.9)%
(8,128)	Acorda Therapeutics, Inc.	(332,191)
(23,508)	Albany Molecular Research, Inc.	(382,710)
(2,500)	Ascent Capital Group, Inc., Class A	(132,325)
(15,250)	Carriage Services, Inc.	(319,487)
(12,279)	Cenveo, Inc.	(25,786)
(17,869)	Depomed, Inc.	(287,870)
(9,291)	Emergent Biosolutions, Inc.	(252,994)
(17,226)	Healthways, Inc.	(342,453)
(125,733)	Monster Worldwide, Inc.	(580,886)
(18,458)	Protalix BioTherapeutics, Inc.	(33,963)
		(2,690,665)

Energy - (0.9)%
(9,000)	Gastar Exploration, Inc.	(21,690)
(11,000)	Helix Energy Solutions Group, Inc.	(238,700)
(27,037)	Renewable Energy Group, Inc.	(262,529)
		(522,919)

Financial - (1.5)%
(8,700)	Encore Capital Group, Inc.	(386,280)
(12,300)	Forestar Group, Inc.	(189,420)
(15,033)	FXCM, Inc., Class A	(249,097)
		(824,797)

Healthcare - (2.4)%
(31,146)	AMAG Pharmaceuticals, Inc.	(1,327,442)

Industrial - (1.1)%
(13,500)	Altra Industrial Motion Corp.	(383,265)
(31,806)	TTM Technologies, Inc.	(239,499)
		(622,764)

Information Technology - (4.9)%
(4,090)	Cornerstone OnDemand, Inc.	(143,968)
(9,700)	Dealertrack Technologies, Inc.	(429,807)
(15,552)	Mentor Graphics Corp.	(340,900)
(9,432)	PROS Holdings, Inc.	(259,191)
(193,118)	Quantum Corp.	(339,888)
(42,327)	Take-Two Interactive Software, Inc.	(1,186,426)
		(2,700,180)

Materials - (1.1)%
(34,982)	Horsehead Holding Corp.	(553,765)
(10,581)	Silver Standard Resources, Inc.	(52,958)
		(606,723)

Shares	Security Description	Value

Telecommunication Services - (3.3)%
(9,050)	Blucora, Inc.	$(125,343)
(2,322)	InterDigital, Inc.	(122,834)
(6,420)	j2 Global, Inc.	(398,040)
(990)	LinkedIn Corp., Class A	(227,413)
(2,700)	MercadoLibre, Inc.	(344,709)
(24,560)	Vipshop Holdings, Ltd., ADR	(479,902)
(5,872)	Web.com Group, Inc.	(111,509)
		(1,809,750)

Utilities - (0.5)%
(18,022)	EnerNOC, Inc.	(278,440)

Total Common Stock (Proceeds $(10,827,614))	(11,741,963)

Total Short Positions - (21.2)% (Proceeds $(10,827,614))	$(11,741,963)

ABSOLUTE CREDIT OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2014

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.0)%

Call Options Written - (0.0)%
(170)	Gastar Exploration, Inc.	$5.00	03/15	$(170)
(25)	Walter Energy, Inc.	3.00	01/15	(25)
(75)	Walter Energy, Inc.	2.50	01/15	(75)
(48)	Walter Energy, Inc.	3.00	03/15	(144)
(2)	Walter Energy, Inc.	2.00	03/15	(30)
Total Call Options Written (Premiums Received $(14,667))				(444)
Total Written Options - (0.0)% (Premiums Received $(14,667))				$(444)

ABSOLUTE CREDIT OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2014

ADR	American Depositary Receipt
LLC	Limited Liability Company

(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $13,191,217 or 23.8% of net assets.
(b)	All or a portion of this security is held as collateral for securities sold short.

At December 31, 2014, the Fund held the following credit default swap agreements:

Credit Default Swaps - Buy Protection

Counterparty	Reference Entity / Obligation	Pays Rate	Termination Date	Credit Spread as of 12/31/14(1)	Notional Amount	Net Unrealized Depreciation
Deutsche Bank Alex Brown, Inc.	Carnival Corp., 6.65%, 01/15/28	1.00%	09/20/19	0.52%	$5,000,000	$(32,261)
Deutsche Bank Alex Brown, Inc.	Dow Chemical Co., 7.38%, 11/01/29	1.00%	12/20/19	0.80	5,000,000	15,096
Goldman Sachs & Co.	Eastman Chemical Co., 7.60%, 02/01/27	1.00%	12/20/19	0.74	5,000,000	(3,984)
BNP Paribas	Host Hotels & Resorts Inc, 4.75%, 03/01/23	1.00%	12/20/19	0.80	5,000,000	(41,687)
BNP Paribas	Ryder System, Inc., 5.85%, 11/01/16	1.00%	12/20/19	0.39	10,000,000	(114,770)
						$(177,606)

(1)Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.  Credit spreads are used to determine the value of swap contracts and reflect the cost of buying /selling protection, which may include upfront payments made to enter into the contract.

At December 31, 2014, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

(50)	S&P 500 Index E-mini Future	03/20/15	$(5,126,000)	$(5,250)

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,767,754
Gross Unrealized Depreciation	(1,860,507)
Net Unrealized Depreciation	$(92,753)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Corporate Convertible Bonds	$-	$23,281,533	$-	$23,281,533
Corporate Non-Convertible Bonds	-	20,508,220	-	20,508,220
Total Investments At Value	$-	$43,789,753	$-	$43,789,753
Other Financial Instruments**
Credit Default Swaps	-	15,096	-	15,096
-Total Assets	$-	$43,804,849	$-	$43,804,849

ABSOLUTE CREDIT OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2014

Level 1	Level 2	Level 3	Total

Liabilities

Securities Sold Short

Common Stock	$(11,741,963)	$-	$-	$(11,741,963)
Total Securities Sold Short	$(11,741,963)	$-	$-	$(11,741,963)
Other Financial Instruments**

Written Options	(174)	(270)	-	(444)
Credit Default Swaps	-	(192,702)	-	(192,702)
Total Other Financial Instruments**	$(174)	$(192,972)	$-	$(193,146)
Total Liabilities	$(11,742,137)	$(192,972)	$-	$(11,935,109)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument.  Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stock

Balance as of 03/31/14	$36,962
Change in Unrealized Appreciation / (Depreciation)	(36,962)
Balance as of 12/31/14	$0
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/14	$(36,962)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS  (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value

Long Positions - 78.7%
Equity Securities - 34.6%
Common Stock - 33.9%
Consumer Discretionary – 6.0%
87,839	American Eagle Outfitters, Inc.	$1,219,205
112,000	Bed Bath & Beyond, Inc. (a)(b)(c)(d)	8,531,040
109,560	CarMax, Inc. (a)(b)(c)	7,294,505
131,295	Coach, Inc. (b)(c)(d)	4,931,440
103,600	CVS Health Corp. (b)(c)	9,977,716
37,000	eBay, Inc. (a)	2,076,440
41,616	GameStop Corp., Class A (b)	1,406,621
15,538	Gaming and Leisure Properties, Inc. REIT	455,885
28,105	General Motors Co. (d)	981,146
45,133	GNC Holdings, Inc., Class A (b)	2,119,446
3,990	Google, Inc., Class A (a)(b)(c)	2,117,333
4,025	Google, Inc., Class C (a)(b)(d)	2,118,760
29,996	Isle of Capri Casinos, Inc. (a)	251,066
24,231	Jack in the Box, Inc. (b)	1,937,511
158,400	Kohl's Corp. (b)(c)(d)	9,668,736
16,659	Lithia Motors, Inc., Class A (b)	1,444,169
151,446	Luby's, Inc. (a)	689,079
13,187	Mattress Firm Holding Corp. (a)	765,901
38,000	McDonald's Corp.	3,560,600
360,153	Office Depot, Inc. (a)(b)	3,088,312
32,867	SeaWorld Entertainment, Inc. (a)	588,319
105,505	Target Corp. (b)(c)(d)	8,008,885
22,260	The Walt Disney Co. (b)	2,096,669
21,808	Tractor Supply Co. (b)	1,718,907
134,200	Viacom, Inc., Class B (d)	10,098,550
28,775	Vitamin Shoppe, Inc. (a)	1,397,889
150,115	Walgreens Boots Alliance, Inc. (b)(c)(d)	11,438,763
85,800	Wal-Mart Stores, Inc. (b)	7,368,504
43,927	Weight Watchers International, Inc. (a)	1,091,147
		108,442,544

Consumer Staples - 8.5%

41,000	Aggreko PLC	949,150
165,000	Avon Products, Inc.	1,549,350
15,144	Bunge, Ltd.	1,376,741
30,289	Calavo Growers, Inc.	1,432,670
48,000	Campbell Soup Co.	2,112,000
779,914	Cott Corp. (b)	5,365,808
39,383	Darling Ingredients, Inc. (a)	715,195
56,041	Diamond Foods, Inc. (a)	1,582,038
215,000	Express Scripts Holding Co. (a)	18,204,050
222,747	Great Lakes Dredge & Dock Corp. (a)(b)	1,906,714
115,300	Hengan International Group Co., Ltd.	1,211,803
125,000	McCormick & Co., Inc., Non-Voting Shares	9,287,500
24,231	Neogen Corp. (a)	1,201,615

Shares	Security Description	Value
220,000	Nestle SA, ADR	$16,049,000
129,000	PepsiCo, Inc.	12,198,240
59,064	Phibro Animal Health Corp., Class A (b)	1,863,469
150,000	Philip Morris International, Inc.	12,217,500
33,324	Post Holdings, Inc. (a)	1,395,943
285,000	Sanofi, ADR	12,998,850
460,000	Sysco Corp.	18,257,400
69,873	The ADT Corp. (b)	2,531,499
275,110	The Coca-Cola Co.	11,615,144
118,000	The Procter & Gamble Co.	10,748,620
300,305	TherapeuticsMD, Inc. (a)	1,336,357
96,671	Tyson Foods, Inc., Class A (b)	3,875,541
48,463	Zoetis, Inc. (b)	2,085,363
		154,067,560

Energy - 2.8%

45,100	Baker Hughes, Inc.	2,528,757
35,444	Cone Midstream Partners LP (a)	854,909
23,000	ConocoPhillips	1,588,380
15,464	Diamond Offshore Drilling, Inc.	567,683
28,000	Exxon Mobil Corp.	2,588,600
46,800	FMC Technologies, Inc. (a)	2,192,112
118,000	Halliburton Co. (d)	4,640,940
18,156	Kinder Morgan, Inc.	768,180
124,500	Noble Corp. PLC	2,062,965
110,000	Schlumberger, Ltd.	9,395,100
14,242	SemGroup Corp., Class A (b)	974,010
34,415	Southcross Energy Partners LP	547,199
550,000	Spectra Energy Corp.	19,965,000
21,045	Tallgrass Energy Partners LP	940,712
19,810	Valero Energy Partners LP	856,783
		50,471,330

Financial - 5.6%

50,080	American Express Co. (b)(c)	4,659,443
205,475	American International Group, Inc. (b)(c)(d)	11,508,655
32,100	Aon PLC	3,044,043
355,100	Bank of America Corp. (b)(d)	6,352,739
31	Berkshire Hathaway, Inc., Class A (a)(b)	7,006,000
27,400	Berkshire Hathaway, Inc., Class B (a)(b)	4,114,110
470	Fairfax Financial Holdings, Ltd.	246,280
248,004	Global Cash Access Holdings, Inc. (a)(b)	1,773,229
228,565	Gramercy Property Trust, Inc. REIT (b)	1,577,099
134,335	JPMorgan Chase & Co. (b)(d)	8,406,684
252,905	Leucadia National Corp. (b)	5,670,130
7,368	Liberty Broadband Corp., Class A (a)	369,063
48,538	NorthStar Asset Management Group, Inc. (b)	1,095,503
37,595	NorthStar Realty Finance Corp. REIT	660,920

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Shares	Security Description		Value
201,475	Ocwen Financial Corp. (a)		$3,042,273
24,181	RCS Capital Corp.		295,975
46,000	The Bancorp, Inc. (a)		500,940
479,150	The Bank of New York Mellon Corp. (b)(c)		19,439,115
33,500	The Travelers Cos., Inc.		3,545,975
129,420	Wells Fargo & Co. (b)(c)		7,094,804
245,000	WR Berkley Corp.		12,558,700
			102,961,680

Healthcare - 1.0%

43,538	Alere, Inc. (a)(b)		1,654,444
60,000	Becton Dickinson and Co.		8,349,600
14,000	CR Bard, Inc.		2,332,680
32,000	Johnson & Johnson		3,346,240
26,000	Stryker Corp.		2,452,580
			18,135,544

Industrial - 2.7%

68,151	Briggs & Stratton Corp.		1,391,644
23,000	CH Robinson Worldwide, Inc.		1,722,470
316,650	Expeditors International of Washington, Inc. (b)(c)(d)		14,125,757
73,800	Jacobs Engineering Group, Inc. (a)		3,298,122
155,200	Quanta Services, Inc. (a)		4,406,128
31,536	Rock-Tenn Co., Class A		1,923,065
60,200	The Boeing Co. (b)(d)		7,824,796
46,948	Trimble Navigation, Ltd. (a)(b)		1,246,000
25,282	Triumph Group, Inc. (b)		1,699,456
204,058	Tutor Perini Corp. (a)(b)		4,911,676
25,725	United Parcel Service, Inc., Class B (b)(c)		2,859,848
26,330	Valmont Industries, Inc.		3,343,910
			48,752,872

Information Technology - 3.3%

81,880	Accenture PLC, Class A (b)(c)(d)		7,312,703
105,382	Apple, Inc. (b)(c)		11,632,065
142,083	BroadSoft, Inc. (a)(b)		4,123,248
255,000	Corning, Inc. (b)(c)		5,847,150
102,400	Electronic Arts, Inc. (a)		4,814,336
137,733	FormFactor, Inc. (a)(b)		1,184,504
20,300	Intuit, Inc.		1,871,457
324,000	Microsoft Corp. (d)		15,049,800
172,500	Oracle Corp.		7,757,325
19,000	QUALCOMM, Inc.		1,412,270
			61,004,858

Materials - 1.6%

6,058	CF Industries Holdings, Inc. (b)		1,651,047
108,363	Constellium NV, Class A (a)(b)		1,780,404
21,202	E.I. du Pont de Nemours & Co. (b)		1,567,676
160,000	Franco-Nevada Corp.		7,870,400
13,630	Monsanto Co. (b)		1,628,376
45,000	Praxair, Inc.		5,830,200

Shares	Security Description		Value
150,199	Rentech, Inc. (a)		$189,251
130,000	Royal Gold, Inc.		8,151,000
9,596	Westlake Chemical Partners LP		278,284
			28,946,638

Telecommunication Services - 1.9%

177,987	Attunity, Ltd. (a)(b)		1,913,360
149,110	Blucora, Inc. (a)		2,065,173
83,500	CBS Corp., Class B, Non-Voting Shares		4,620,890
222,000	Cisco Systems, Inc.		6,174,930
20,598	CommScope Holding Co., Inc. (a)(b)		470,252
158,407	EVINE Live, Inc. (a)(b)		1,043,902
99,691	News Corp., Class A (a)(b)		1,564,152
182	ParkerVision, Inc. (a)		166
330,003	Spark Networks, Inc. (a)		1,184,711
267,000	Twenty-First Century Fox, Inc., Class B		9,849,630
20,850	Ubiquiti Networks, Inc.		617,994
235,823	Web.com Group, Inc. (a)(b)		4,478,279
			33,983,439

Utilities - 0.5%

1,060	Dynegy, Inc. (a)(b)		32,171
230,000	ITC Holdings Corp.		9,298,900
			9,331,071

Total Common Stock (Cost $455,805,147)			616,097,536

Shares	Security Description	Rate	Value

Preferred Stock - 0.7%

Consumer Staples - 0.1%
6,500	Bunge, Ltd.	4.88%	731,250

Financial - 0.1%
15,413	Lexington Realty Trust REIT, Series C	6.50	743,677
1,375	Wells Fargo & Co., Series L	7.50	1,667,181
			2,410,858
Information Technology - 0.5%
10,340	Samsung Electronics Co., Ltd.	4.31	9,774,152

Total Preferred Stock (Cost $13,183,525)			12,916,260
Total Equity Securities (Cost $468,988,672)			629,013,796

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 24.4%
Asset Backed Obligations - 3.8%

$465,608	ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE1 A2A (e)	0.26%	01/25/37	$327,784
459,868	Adjustable Rate Mortgage Trust, Series 2005-11 2A41 (e)	2.63	02/25/36	450,205
93,060	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (e)	2.80	03/25/36	72,921
109,382	Adjustable Rate Mortgage Trust, Series 2005-3 8A32 (b)(e)	0.49	07/25/35	106,566
581,328	Adjustable Rate Mortgage Trust, Series 2006-1 2A1 (e)	3.52	03/25/36	438,850
61,411	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (e)	2.92	03/25/36	46,476
400,000	Alm Loan Funding, Series 2012-7A A1 (e)(f)	1.65	10/19/24	399,148
485,397	Alta Wind Holdings, LLC (f)	7.00	06/30/35	552,290
188,794	American Airlines Pass Through Trust, Series 2013-2 A (b)	4.95	01/15/23	202,481
70,000	American Money Management Corp. CLO, Series 2014-14A A1L (b)(e)(f)	1.80	07/27/26	69,379
884,974	Asset Backed Funding Certificates, Series 2007-NC1 M2 (e)(f)	1.42	05/25/37	7,729
80,080	AWAS Aviation Capital, Ltd. (f)	7.00	10/17/16	82,282
254,866	Axis Equipment Finance Receivables, LLC, Series 2012-1I E1 (b)	6.25	04/20/16	255,714

Principal	Security Description	Rate	Maturity	Value
$550,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I E2 (b)	7.00%	03/20/17	$552,436
60,000	Babson CLO, Ltd. Series 2014-IIA A (b)(e)(f)	1.66	10/17/26	59,533
1,240,000	Babson CLO, Ltd., Series 2014-IA A1 (b)(e)(f)	1.72	07/20/25	1,236,586
180,784	Banc of America Alternative Loan Trust, Series 2005-8 2CB1	6.00	09/25/35	168,315
48,817	Banc of America Funding Corp., Series 2006-E 2A1 (e)	2.71	06/20/36	40,697
216,755	Banc of America Funding Corp., Series 2006-F 1A1 (e)	2.61	07/20/36	213,091
12,859	Banc of America Funding Corp., Series 2006-G 2A3 (b)(e)	0.34	07/20/36	12,877
168,349	Banc of America Funding Corp., Series 2006-H 6A1 (e)	0.36	10/20/36	121,489
104,347	Banc of America Funding Corp., Series 2007-E 4A1 (e)	2.63	07/20/47	82,688
650,378	Bayview Commercial Asset Trust, Series 2004-3 A1 (e)(f)	0.54	01/25/35	604,732
150,000	Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1 M1 (b)(e)(f)	0.62	04/25/36	146,742
36,290	Bayview Financial Mortgage Pass-Through Trust, Series 2005-D AF3 (b)(e)	5.50	12/28/35	37,122

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value
$77,612	Beacon Container Finance, LLC, Series 2012-1A A (b)(f)	3.72%	09/20/27	$78,654
182,494	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (e)	2.56	08/25/47	147,069
185,258	Bear Stearns ALT-A Trust, Series 2005-4 1A1 (e)	0.61	04/25/35	173,865
177,956	Bear Stearns ALT-A Trust, Series 2005-8 11A1 (e)	0.71	10/25/35	157,951
377,093	Bear Stearns ALT-A Trust, Series 2006-1 22A1 (e)	2.82	02/25/36	303,988
169,597	Bear Stearns ALT-A Trust, Series 2006-2 23A1 (e)	2.65	03/25/36	125,127
1,205,495	Bear Stearns ALT-A Trust, Series 2006-4 11A1 (e)	0.49	08/25/36	922,633
36,243	Bear Stearns Asset Backed Securities Trust, Series 2005-TC2 A3 (b)(e)	0.53	08/25/35	36,129
13,480	BNC Mortgage Loan Trust, Series 2007-1 A2 (b)(e)	0.23	03/25/37	13,448
750,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (e)	0.30	07/25/37	689,370
14,698	BNC Mortgage Loan Trust, Series 2007-4 A3A (e)	0.42	11/25/37	14,680
57,182	Centex Home Equity Loan Trust, Series 2005-C AF6 (g)	4.64	06/25/35	58,049
757,526	Chase Mortgage Finance Trust, Series 2007-A1 8A1 (e)	2.52	02/25/37	767,654
277,547	ChaseFlex Trust, Series 2007-1 2A9	6.00	02/25/37	244,745

Principal	Security Description	Rate	Maturity	Value
$100,000	CIFC Funding, Ltd., Series 2012-2A A1L (b)(e)(f)	1.63%	12/05/24	$99,305
874,063	CIT Education Loan Trust, Series 2007-1 A (e)(f)	0.34	03/25/42	834,320
600,000	Citicorp Residential Mortgage Trust, Series 2006-2 A5 (g)	6.04	09/25/36	609,569
600,000	Citicorp Residential Mortgage Trust, Series 2007-1 A5 (g)	6.00	03/25/37	590,693
437,269	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (e)	2.69	07/25/37	409,352
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (e)	1.47	07/25/37	266,539
297,778	Citigroup Mortgage Loan Trust, Series 2006-WF1 A2D (g)	5.47	03/25/36	220,463
118,143	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	102,478
45,857	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	39,719
699,790	Conseco Finance Home Equity Loan Trust, Series 2002-C BF1 (e)	8.00	06/15/32	755,387
661,843	Conseco Finance Securitizations Corp., Series 2001-4 A4 (b)	7.36	08/01/32	734,278
33,709	Conseco Financial Corp., Series 1997-1 A6 (b)	7.29	03/15/28	33,857
451,107	Continental Airlines Pass Through Trust, Series 2007-1 B (b)	6.90	04/19/22	477,046

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

$634,406	Continental Airlines Pass Through Trust, Series 2009-1 (b)	9.00%	07/08/16	$697,847
55,908	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50	10/25/34	59,764
57,850	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	55,177
199,119	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50	01/25/36	188,988
566,610	Countrywide Alternative Loan Trust, Series 2005-J10 1A16	5.50	10/25/35	513,932
466,195	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (e)	0.44	08/25/35	306,633
239,009	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (e)	0.49	12/25/36	146,416
23,924	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1	5.25	05/25/21	22,304
249,341	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7	6.00	08/25/37	234,245
201,251	Countrywide Alternative Loan Trust, Series 2007-19 1A34	6.00	08/25/37	171,919
91,372	Countrywide Asset-Backed Certificates, Series 2004-7 MV3 (b)(e)	1.22	12/25/34	91,073
557,186	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (e)	2.48	04/20/35	498,892

Principal	Security Description	Rate	Maturity	Value
$193,237	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (e)	5.16%	06/25/47	$181,460
76,986	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (e)	2.65	09/25/47	68,077
16,215	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (e)	2.55	10/25/33	15,839
65,317	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6 8A1 (b)	4.50	07/25/20	66,391
67,702	Credit Suisse Mortgage Capital Mortgage-Backed Trust, Series 2006-8 3A1	6.00	10/25/21	66,202
150,634	Credit-Based Asset Servicing and Securitization, LLC Mortgage Loan Trust, Series 2007-CB2 A2E (b)(g)	4.61	02/25/37	113,914
656,616	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB7 A5 (e)	0.40	10/25/36	467,203
631,756	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (e)	0.42	04/25/37	439,493
852,351	CSAB Mortgage Backed Trust, Series 2007-1 1A1A (e)	5.90	05/25/37	503,987
669,273	CSMC Trust, Series 2013-3R 5A1 (e)(f)	2.49	10/27/36	669,891

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value
$75,000	DBRR Trust, Series 2011-LC2 A4A (b)(e)(f)	4.54%	07/12/44	$83,077
155,441	Delta Air Lines Pass Through Trust, Series 2002-1 G-1 (b)	6.72	01/02/23	180,312
216,683	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2 A5B (g)	6.09	06/25/36	175,972
500,000	Dryden XXVI Senior Loan Fund, Series 2013-26A C (e)(f)	2.73	07/15/25	468,595
1,000,000	Eaton Vance CLO, Ltd., Series 2014-1A A (e)(f)	1.68	07/15/26	992,799
55,907	Equity One Mortgage Pass-Through Trust, Series 2002-4 M1 (e)	5.22	02/25/33	52,677
1,328,643	First Franklin Mortgage Loan Trust, Series 2006-FF18 A2B (e)	0.28	12/25/37	882,597
1,190,529	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA3 2A1 (e)	2.25	05/25/35	972,258
361,277	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8 1A1	6.25	02/25/37	292,342
425,713	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8 1A8 (e)	0.54	02/25/37	247,064
10,000	Flagship CLO VII, Ltd., Series 2014-8A A (b)(e)(f)	1.76	01/16/26	9,957
90,000	Flatiron CLO, Ltd., Series 2014-1A A1 (b)(e)(f)	1.62	07/17/26	89,041
214,532	FNMA, Series 2012-M15, Class A (b)(e)	2.66	10/25/22	217,244

Principal	Security Description	Rate	Maturity	Value
$25,775.0	FPL Energy National Wind Portfolio, LLC (f)	6.13%	03/25/19	$26,033
660,316	GCO Education Loan Funding Master Trust-II, Series 2006-2AR A1RN (b)(e)(f)	0.82	08/27/46	632,758
36,679	GE Business Loan Trust, Series 2004-1 A (b)(e)(f)	0.45	05/15/32	35,561
75,139	GE Business Loan Trust, Series 2005-1A A3 (b)(e)(f)	0.41	06/15/33	73,014
107,332	GE Business Loan Trust, Series 2005-2A A (b)(e)(f)	0.40	11/15/33	103,796
124,306	GE Capital Commercial Mortgage Corp., Series 2005-C4 A3A (b)(e)	5.31	11/10/45	124,489
876,875	Global SC Finance II SRL, Series 2014-1A A2 (f)	3.09	07/17/29	865,644
70,837	Goal Capital Funding Trust, Series 2006-1 A3 (b)(e)	0.35	11/25/26	70,205
532,983	Green Tree, Series 2008-MH1 A2 (b)(e)(f)	8.97	04/25/38	565,274
517,545	Green Tree, Series 2008-MH1 A3 (b)(e)(f)	8.97	04/25/38	548,900
305,004	GSR Mortgage Loan Trust, Series 2004-14 3A2 (e)	2.76	12/25/34	294,169
197,792	GSR Mortgage Loan Trust, Series 2004-9 5A7 (e)	2.45	08/25/34	196,357
175,719	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (e)	2.77	10/25/35	156,844
14,663	HarborView Mortgage Loan Trust, Series 2004-8 2A4A (b)(e)	0.96	11/19/34	12,324
68,000	Hewett's Island Clo V, Ltd., Series 2006-5A D (e)(f)	1.68	12/05/18	68,126

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value
$82,146	Higher Education Funding I, Series 2014-1 A (b)(e)(f)	1.28%	05/25/34	$81,424
214,110	HomeBanc Mortgage Trust, Series 2004-1 2A (e)	1.03	08/25/29	205,414
123,771	HSBC Home Equity Loan Trust, Series 2007-3 APT (b)(e)	1.37	11/20/36	123,937
192,229	HSI Asset Loan Obligation Trust, Series 2007-AR2 2A1 (e)	2.64	09/25/37	151,481
823,939	Indiantown Cogeneration LP, Series A-10 (b)	9.77	12/15/20	936,093
192,794	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (e)	2.71	11/25/37	184,775
528,648	Indymac Index Mortgage Loan Trust, Series 2004-AR12 A1 (e)	0.95	12/25/34	449,060
522,447	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (e)	1.03	09/25/34	472,778
281,906	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (e)	2.53	05/25/35	206,952
75,594	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (e)	2.66	09/25/36	56,194
140,671	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (e)	0.34	11/25/36	109,274
200,500	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (e)	2.90	01/25/37	184,994
704,099	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (e)	2.90	05/25/36	535,278

Principal	Security Description	Rate	Maturity	Value
$372,443	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (e)	2.81%	05/25/36	$274,022
446,896	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (e)	4.58	12/25/35	359,581
367,145	Indymac Index Mortgage Loan Trust, Series 2007-FLX2 A1C (e)	0.36	04/25/37	267,442
556,070	Indymac Manufactured Housing Contract Pass Through Certificates, Series 1998-2 A4 (b)(e)	6.64	08/25/29	554,723
500,000	ING Investment Management CLO, Ltd., Series 2013-3A B (e)(f)	2.93	01/18/26	479,684
449,747	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (e)	0.61	08/15/16	444,687
619,474	JP Morgan Alternative Loan Trust, Series 2006-A2 3A1 (e)	2.59	05/25/36	509,771
4,133	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC19 A3 (b)(e)	5.70	02/12/49	4,160
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDP11 A3 (b)(e)	5.79	06/15/49	101,471
200,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3 A4 (b)(e)	0.38	03/25/37	177,246
1,110,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4 A5 (e)	0.41	05/25/37	940,292

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value
$132,218	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (e)	5.17%	08/25/35	$129,259
708,403	JP Morgan Mortgage Trust, Series 2006-A3 2A1 (e)	2.65	05/25/36	592,605
448,395	JP Morgan Mortgage Trust, Series 2006-S2 2A2	5.88	06/25/21	449,088
87,825	JP Morgan Mortgage Trust, Series 2007-A1 5A2 (b)(e)	2.58	07/25/35	89,500
42,205	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (e)	4.75	04/25/37	38,492
70,838	LB-UBS Commercial Mortgage Trust, Series 2005-C3 A5 (b)	4.74	07/15/30	71,271
736,856	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B A6 (b)(e)	6.47	04/15/40	808,930
173,649	Lehman XS Trust, Series 2005-6 1A1 (e)	0.43	11/25/35	125,075
681,285	Lehman XS Trust, Series 2006-13 1A2 (e)	0.34	09/25/36	602,269
727,858	Lehman XS Trust, Series 2006-14N 3A2 (e)	0.29	08/25/36	566,919
1,270,000	Limerock CLO II, Ltd., Series 2014-2A A (e)(f)	1.73	04/18/26	1,262,065
277,114	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (e)(f)	2.56	11/25/35	204,299
12,930	MASTR Seasoned Securitization Trust, Series 2004-1 4A1 (b)(e)	2.51	10/25/32	12,951
1,001,604	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (e)	0.42	04/25/37	596,044

Principal	Security Description	Rate	Maturity	Value
$57,785	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2D (e)	0.51%	04/25/37	$34,870
1,249,877	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2B (e)	0.30	06/25/37	849,213
1,244,066	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (e)	0.35	06/25/37	850,735
1,338,205	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (e)	0.42	07/25/37	865,608
179,647	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC7 M2 (b)(e)	1.10	07/25/34	177,577
884,155	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1 A2C (e)	0.32	11/25/36	567,493
38,486	Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP3 C (b)	6.79	07/15/33	39,752
194,410	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1	6.00	10/25/37	158,249
170,000	Navient Student Loan Trust, Series 2014-1 A3 (b)(e)	0.68	06/25/31	169,314
85,000	Nelnet Student Loan Trust, Series 2014-4A A2 (b)(e)(f)	1.12	11/25/43	85,687
1,270,000	Neuberger Berman CLO XVI, Ltd. (e)(f)	1.70	04/15/26	1,260,318
327,491	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-1 1A1A (g)	6.00	03/25/47	251,606
1,470,873	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-HE1 M3 (e)	0.65	09/25/35	1,431,680

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value
$823,860	Oakwood Mortgage Investors, Inc., Series 1999-B A4	6.99%	12/15/26	$864,958
2,522	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5 2A1B (e)	5.64	12/25/35	2,524
534,342	Origen Manufactured Housing Contract Trust, Series 2004-A M2 (b)(e)	6.64	01/15/35	585,642
220,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (e)	0.48	06/25/47	148,166
460,790	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (e)	0.57	10/25/45	360,567
605,634	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (b)(e)	1.11	01/25/46	463,578
395,740	Residential Accredit Loans, Inc., Series 2006-QS10 A1	6.00	08/25/36	335,921
203,390	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	167,726
324,640	Residential Accredit Loans, Inc., Series 2007-QS1 1A1	6.00	01/25/37	278,758
158,088	Residential Accredit Loans, Inc., Series 2007-QS5 A1	5.50	03/25/37	124,118
648,638	Residential Accredit Loans, Inc., Series 2007-QS8 A6	6.00	06/25/37	540,421
383,717	Residential Asset Mortgage Products Trust, Series 2004-SL3 A4	8.50	12/25/31	353,012

Principal	Security Description	Rate	Maturity	Value
$387,788	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50%	09/25/36	$293,263
1,149,448	Residential Asset Securitization Trust, Series 2007-A5 1A2 (e)	0.57	05/25/37	309,770
100,000	Ruby Pipeline, LLC (b)(f)	6.00	04/01/22	111,829
680,000	Saxon Asset Securities Trust, Series 2007-1 A2C (e)	0.32	01/25/47	538,482
1,064,033	Securitized Asset Backed Receivables, LLC Trust, Series 2007-BR5 A2C (e)	0.52	05/25/37	793,476
209,567	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (e)	0.32	12/25/36	122,397
528,354	SLC Student Loan Trust, Series 2004-1 B (e)	0.52	08/15/31	478,170
422,852	SLC Student Loan Trust, Series 2005-2 B (e)	0.52	03/15/40	383,517
170,000	SLM Student Loan Trust, Series 2004-5A A5 (b)(e)(f)	0.83	10/25/23	170,673
34,440	SLM Student Loan Trust, Series 2004-8 B (b)(e)	0.69	01/25/40	31,546
153,355	SLM Student Loan Trust, Series 2004-8A A5 (b)(e)(f)	0.73	04/25/24	153,509
350,000	SLM Student Loan Trust, Series 2006-2 A6 (e)	0.40	01/25/41	328,120
675,000	SLM Student Loan Trust, Series 2006-8 A6 (e)	0.39	01/25/41	629,730
32,648	SLM Student Loan Trust, Series 2007-6 B (b)(e)	1.08	04/27/43	30,165

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value
$385,000	SLM Student Loan Trust, Series 2008-2 B (b)(e)	1.43%	01/25/29	$358,145
285,000	SLM Student Loan Trust, Series 2008-3 B (b)(e)	1.43	04/25/29	266,631
335,000	SLM Student Loan Trust, Series 2008-4 B (b)(e)	2.08	04/25/29	338,859
335,000	SLM Student Loan Trust, Series 2008-7 B (b)(e)	2.08	07/25/29	337,483
335,000	SLM Student Loan Trust, Series 2008-8 B (b)(e)	2.48	10/25/29	354,491
156,185	SLM Student Loan Trust, Series 2012-3 A (b)(e)	0.82	12/26/25	156,634
862,637	Soundview Home Loan Trust, Series 2006-EQ2 A4 (e)	0.41	01/25/37	598,588
741,264	Spirit Master Funding, LLC, Series 2014-1A A1 (b)(f)	5.05	07/20/40	793,850
29,378	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (e)	5.00	02/25/36	29,263
775,277	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A4 (e)	5.00	02/25/36	644,778
60,420	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (e)	2.70	04/25/47	48,147
161,969	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS 2A1A (b)(e)	1.91	03/25/35	161,835
1,591,583	Structured Receivables Finance, LLC, Series 2010-A B (f)(h)	7.61	01/16/46	1,914,447

Principal	Security Description	Rate	Maturity	Value
$895,618	Structured Receivables Finance, LLC, Series 2010-B B (f)(h)	7.97%	08/15/36	$1,096,685
120,000	TAL Advantage, LLC, Series 2006-1A (b)(e)(f)	0.36	04/20/21	119,127
28,125	Triton Container Finance, LLC, Series 2007-1A (b)(e)(f)	0.31	02/26/19	28,098
287,126	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	320,863
163,023	US Airways Pass Through Trust, Series 2012-2A	4.63	06/03/25	173,212
90,000	Voya CLO, Ltd., Series 2014-2A A1 (b)(e)(f)	1.68	07/17/26	89,274
9,876	WaMu Mortgage Pass-Through Certificates, Series 2002-AR18 A (b)(e)	2.50	01/25/33	9,991
250,872	WaMu Mortgage Pass-Through Certificates, Series 2006-AR12 2A3 (e)	1.73	10/25/36	211,216
151,613	WaMu Mortgage Pass-Through Certificates, Series 2006-AR16 1A1 (e)	2.02	12/25/36	133,125
279,418	WaMu Mortgage Pass-Through Certificates, Series 2007-HY3 4A1 (e)	2.35	03/25/37	266,006
440,185	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3 2A3 (e)	0.72	05/25/35	360,866
333,093	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4 CB13 (e)	0.67	06/25/35	259,153

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value
448,729	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-7 A1A (g)	4.71%	09/25/36	$258,907
899,884	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7 A1A (e)	1.03	09/25/46	620,566
912,052	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3 2A (e)	0.86	02/25/47	649,339
11,289	Wells Fargo Alternative Loan Trust, Series 2005-2 A4 (b)(e)	0.85	10/25/35	11,311
124,383	Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust, Series 2006-1 A4 (b)(e)	0.40	05/25/36	121,316
192,848	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3 A2 (e)	0.32	01/25/37	185,912
42,885	WF-RBS Commercial Mortgage Trust, Series 2011-C2 A1 (b)(f)	2.50	02/15/44	43,129
115,000	WF-RBS Commercial Mortgage Trust, Series 2011-C5 A4 (b)	3.67	11/15/44	122,041
Total Asset Backed Obligations (Cost $59,177,827)				68,996,505

Corporate Convertible Bonds - 14.0%

Consumer Discretionary - 1.0%
1,000,000	Exide Technologies (b)(e)(h)(i)	0.00	09/18/13	100,000
4,500,000	JAKKS Pacific, Inc. (b)(f)	4.25	08/01/18	4,348,125
2,500,000	JAKKS Pacific, Inc. (b)(f)	4.88	06/01/20	2,181,250
4,000,000	M/I Homes, Inc. (b)	3.25	09/15/17	4,775,000

Principal	Security Description	Rate	Maturity	Value
$3,000,000	Navistar International Corp. (b)(f)	4.75%	04/15/19	$2,883,750
3,201,000	Wabash National Corp. (b)	3.38	05/01/18	4,075,273
				18,363,398

Consumer Staples - 1.9%
1,500,000	Acorda Therapeutics, Inc.	1.75	06/15/21	1,733,438
4,500,000	Albany Molecular Research, Inc.	2.25	11/15/18	5,442,187
3,100,000	Array BioPharma, Inc.	3.00	06/01/20	2,912,063
2,000,000	Ascent Capital Group, Inc.	4.00	07/15/20	1,653,750
1,000,000	Carriage Services, Inc. (f)	2.75	03/15/21	1,086,880
3,500,000	Depomed, Inc. (b)	2.50	09/01/21	3,786,562
4,000,000	Endologix, Inc. (b)	2.25	12/15/18	3,927,500
5,500,000	Healthways, Inc. (b)	1.50	07/01/18	6,479,687
3,000,000	Monster Worldwide, Inc. (b)(f)	3.50	10/15/19	3,198,750
1,600,000	Protalix BioTherapeutics, Inc. (b)	4.50	09/15/18	1,217,000
2,500,000	TESARO, Inc. (b)	3.00	10/01/21	3,128,125
				34,565,942

Energy - 0.7%
920,000	Chesapeake Energy Corp.	2.50	05/15/37	898,150
3,200,000	Clean Energy Fuels Corp. (f)	5.25	10/01/18	2,244,000
2,500,000	Energy XXI, Ltd. (b)	3.00	12/15/18	756,250
1,000,000	Helix Energy Solutions Group, Inc.	3.25	03/15/32	1,114,375
2,000,000	JinkoSolar Holding Co., Ltd. (b)(f)	4.00	02/01/19	1,707,500
695,000	Pengrowth Energy Corp.	6.25	03/31/17	590,732
6,000,000	Renewable Energy Group, Inc. (b)	2.75	06/15/19	5,692,500
				13,003,507

Financial - 1.8%
6,350,000	CBIZ, Inc. (f)	4.88	10/01/15	7,683,500
5,900,000	Encore Capital Group Inc (b)	3.00	07/01/20	6,703,875
5,500,000	Forestar Group, Inc. (b)	3.75	03/01/20	5,255,937

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value
$4,000,000	FXCM, Inc. (b)	2.25%	06/15/18	$4,185,000
5,500,000	Gain Capital Holdings, Inc. (b)	4.13	12/01/18	5,768,125
3,000,000	Meadowbrook Insurance Group, Inc. (b)	5.00	03/15/20	3,405,000
				33,001,437

Healthcare - 1.4%
5,000,000	Accuray, Inc.	3.75	08/01/16	5,243,750
5,500,000	AMAG Pharmaceuticals, Inc.	2.50	02/15/19	9,298,437
4,500,000	Emergent Biosolutions, Inc. (b)(f)	2.88	01/15/21	5,070,938
2,000,000	Isis Pharmaceuticals, Inc. (b)(f)	1.00	11/15/21	2,248,750
1,000,000	VIVUS, Inc. (b)(f)	4.50	05/01/20	666,875
2,000,000	Volcano Corp. (b)	1.75	12/01/17	1,991,250
				24,520,000

Industrial - 1.2%
1,755,000	AAR Corp., Series B	2.25	03/01/16	1,823,006
4,500,000	Altra Industrial Motion Corp.	2.75	03/01/31	5,307,187
4,500,000	Griffon Corp. (b)(f)	4.00	01/15/17	5,093,438
3,500,000	Kaman Corp. (b)(f)	3.25	11/15/17	4,462,500
3,500,000	TTM Technologies, Inc. (b)	1.75	12/15/20	3,379,688
1,000,000	Vishay Intertechnology, Inc. (b)(f)	2.25	06/01/42	1,287,500
				21,353,319

Information Technology - 2.5%
2,000,000	Ciena Corp. (f)	4.00	03/15/15	2,083,750
6,500,000	Cornerstone OnDemand, Inc.	1.50	07/01/18	6,378,125
2,250,000	Envestnet, Inc. (b)	1.75	12/15/19	2,330,156
2,500,000	GT Advanced Technologies, Inc. (b)(i)	3.00	12/15/20	1,279,688
1,835,000	Hutchinson Technology, Inc.	8.50	01/15/26	1,837,294
6,000,000	Mentor Graphics Corp. (b)	4.00	04/01/31	7,215,000
4,500,000	Photronics, Inc. (b)	3.25	04/01/16	4,677,187
2,500,000	PROS Holdings, Inc. (b)(f)	2.00	12/01/19	2,590,625
5,600,000	Quantum Corp. (b)	4.50	11/15/17	7,010,500

Principal	Security Description	Rate	Maturity	Value
$5,000,000	Radisys Corp. (b)(h)	4.50%	02/15/15	$4,750,000.00
2,000,000	Rudolph Technologies, Inc. (b)(f)	3.75	07/15/16	2,085,000
2,000,000	Take-Two Interactive Software, Inc. (b)	1.75	12/01/16	3,035,000
				45,272,325

Materials - 0.8%
5,500,000	Horsehead Holding Corp. (b)	3.80	07/01/17	6,710,000
3,624,000	Primero Mining Corp.	6.50	03/31/16	3,569,640
7,238,000	Silver Standard Resources, Inc. (b)(f)	2.88	02/01/33	5,129,933
				15,409,573

Telecommunication Services - 2.5%
4,000,000	Alaska Communications Systems Group, Inc.	6.25	05/01/18	3,805,000
5,000,000	Blucora, Inc.	4.25	04/01/19	4,725,000
3,500,000	Dealertrack Technologies, Inc. (b)	1.50	03/15/17	4,556,563
4,000,000	Infinera Corp. (b)	1.75	06/01/18	5,322,500
3,858,000	InterDigital, Inc. (b)	2.50	03/15/16	4,304,081
1,000,000	j2 Global, Inc. (b)	3.25	06/15/29	1,106,250
2,500,000	LinkedIn Corp. (b)(f)	0.50	11/01/19	2,642,200
1,500,000	MercadoLibre, Inc. (b)(f)	2.25	07/01/19	1,788,750
2,000,000	ModusLink Global Solutions, Inc. (b)(f)	5.25	03/01/19	1,798,750
2,250,000	Vipshop Holdings, Ltd. (b)	1.50	03/15/19	2,688,750
6,200,000	Web.com Group, Inc. (b)	1.00	08/15/18	5,700,125
5,000,000	WebMD Health Corp. (b)	2.25	03/31/16	5,040,625
1,510,000	WebMD Health Corp.	2.50	01/31/18	1,513,775
				44,992,369

Utilities - 0.2%
5,500,000	EnerNOC, Inc. (b)(f)	2.25	08/15/19	4,633,750

Total Corporate Convertible Bonds (Cost $244,250,623)				255,115,620

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bonds - 4.0%

Consumer Discretionary - 0.5%
$750,000	Caesars Entertainment Resort Properties, LLC (f)	8.00%	10/01/20	$738,750
750,000	HD Supply, Inc.	11.00	04/15/20	858,750
1,416,000	Jarden Corp.	7.50	05/01/17	1,557,600
500,000	K Hovnanian Enterprises, Inc.	11.88	10/15/15	531,250
1,000,000	K Hovnanian Enterprises, Inc.	6.25	01/15/16	1,030,000
2,250,000	K Hovnanian Enterprises, Inc.	8.63	01/15/17	2,390,625
1,900,000	MGM Resorts International	6.63	07/15/15	1,938,000
105,000	Walgreens Boots Alliance, Inc. (b)(e)	0.68	05/18/16	105,033
				9,150,008

Consumer Staples - 0.5%
2,000,000	Bumble Bee Holdings, Inc. (f)	9.00	12/15/17	2,103,000
3,500,000	Cenveo Corp. (f)	6.00	08/01/19	3,185,000
1,000,000	Deluxe Corp.	7.00	03/15/19	1,048,750
1,750,000	Monitronics International, Inc. (b)	9.13	04/01/20	1,661,406
60,000	NYU Hospitals Center (b)	5.75	07/01/43	73,411
				8,071,567

Energy - 0.3%
750,000	Arch Coal, Inc. (f)	8.00	01/15/19	420,000
1,496,000	Energy Transfer Partners LP (b)(e)	3.25	11/01/66	1,353,880
3,350,000	Gastar Exploration, Inc.	8.63	05/15/18	2,998,250
122,000	The Williams Cos., Inc.	7.88	09/01/21	141,117
1,500,000	Walter Energy, Inc. (f)	9.50	10/15/19	1,147,500
				6,060,747

Financial - 1.3%
2,000,000	Ally Financial, Inc.	4.63	06/26/15	2,017,500
185,000	Bank of America Corp.	5.63	10/14/16	198,198
80,000	Bank of America Corp., MTN (e)	8.68	05/02/17	84,944

Principal	Security Description	Rate	Maturity	Value
$80,000	Bank of America Corp., MTN (e)	8.95%	05/18/17	$85,464
80,000	Bank of America Corp., MTN (e)	9.57	06/06/17	86,536
20,000	Bank of America Corp., MTN, Series L	5.65	05/01/18	22,237
75,000	Chase Capital III, Series C (b)(e)	0.78	03/01/27	63,375
750,000	CIT Group, Inc. (b)(f)	4.75	02/15/15	751,265
40,000	CIT Group, Inc. (b)(f)	6.63	04/01/18	43,550
150,000	Citigroup, Inc.	5.85	08/02/16	160,558
90,000	Citigroup, Inc.	6.13	05/15/18	101,929
3,750,000	Citigroup, Inc. (b)(e)	0.78	08/25/36	3,022,755
75,000	Credit Suisse, Series YCD (b)(e)	0.47	04/10/15	75,083
150,000	Credit Suisse, Series YCD (b)(e)	0.55	08/24/15	150,047
150,000	Duke Realty LP REIT	7.38	02/15/15	151,092
1,180,000	Farmers Exchange Capital II (b)(e)(f)	6.15	11/01/53	1,277,139
150,000	General Electric Capital Corp., MTN	5.38	10/20/16	161,290
150,000	General Electric Capital Corp., MTN	3.10	01/09/23	152,035
2,200,000	General Electric Capital Corp., MTN (e)	0.71	08/15/36	1,950,698
150,000	HBOS PLC, MTN (f)	6.75	05/21/18	167,549
60,000	HCP, Inc. (b)	3.88	08/15/24	61,068
232,000	HCP, Inc. REIT	5.63	05/01/17	252,598
35,000	Health Care REIT, Inc.	6.50	03/15/41	46,322
140,000	Health Care REIT, Inc. (b)	4.95	01/15/21	154,143
60,000	Health Care REIT, Inc. (b)	3.75	03/15/23	60,621
540,000	Healthcare Realty Trust, Inc. REIT	5.75	01/15/21	604,584
175,000	International Lease Finance Corp. (f)	6.75	09/01/16	186,813
2,500,000	iStar Financial, Inc. (b)	6.05	04/15/15	2,531,250
950,000	JP Morgan Chase Capital XXIII (e)	1.23	05/15/47	774,250

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value
$150,000	JPMorgan Chase & Co.	4.50%	01/24/22	$164,012
250,000	JPMorgan Chase Capital XIII, Series M (e)	1.21	09/30/34	207,500
1,340,000	JPMorgan Chase Capital XXI, Series U (e)	1.18	02/02/37	1,105,500
700,000	Macquarie Bank, Ltd. (f)	6.63	04/07/21	809,135
250,000	Morgan Stanley, MTN (b)(e)	0.68	10/18/16	249,360
400,000	Nationwide Mutual Insurance Co. (e)(f)	2.53	12/15/24	400,860
1,250,000	Realogy Group, LLC (f)	7.63	01/15/20	1,343,750
700,000	Realogy Group, LLC / Realogy Co-Issuer Corp. (f)	4.50	04/15/19	696,500
1,000,000	Realogy Group, LLC / The Sunshine Group Florida, Ltd. (f)	3.38	05/01/16	1,005,000
355,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	398,636
55,000	The Goldman Sachs Group, Inc., MTN (b)(e)	1.84	11/29/23	56,623
100,000	The Goldman Sachs Group, Inc., MTN, Series B (e)	0.63	07/22/15	99,998
750,000	The Goldman Sachs Group, Inc., Series D (b)	6.00	06/15/20	868,043
477,000	Thornburg Mortgage, Inc. (i)	8.00	05/15/13	78,705
100,000	ZFS Finance USA Trust II (b)(e)(f)	6.45	12/15/65	105,867
				22,984,382

Industrial - 0.2%
2,100,000	American Piping Products, Inc. (f)	12.88	11/15/17	2,236,500
1,750,000	International Wire Group Holdings, Inc. (f)	8.50	10/15/17	1,841,875
125,000	Sydney Airport Finance Co. Pty, Ltd. (f)	3.90	03/22/23	128,817
				4,207,192

Principal	Security Description	Rate	Maturity	Value

Information Technology - 0.3%
$2,040,000	EarthLink Holdings Corp.	7.38%	06/01/20	$2,080,800
3,850,000	Jazz Technologies, Inc.	8.00	06/30/15	3,927,500
				6,008,300

Materials - 0.1%
950,000	ArcelorMittal (b)	4.25	08/05/15	965,438
65,000	Barrick Gold Corp. (b)	4.10	05/01/23	63,368
				1,028,806

Telecommunication Services - 0.6%
200,000	CCOH Safari, LLC	5.50	12/01/22	203,500
2,435,000	Crown Media Holdings, Inc.	10.50	07/15/19	2,660,237
750,000	FairPoint Communications, Inc. (f)	8.75	08/15/19	757,500
750,000	Nielsen Finance LLC / Nielsen Finance Co.	4.50	10/01/20	757,500
425,000	Spanish Broadcasting System, Inc. (f)	12.50	04/15/17	439,875
55,000	Sprint Communications, Inc. (b)(f)	9.00	11/15/18	62,695
3,770,000	Videotron, Ltd.	6.38	12/15/15	3,779,425
2,500,000	Windstream Corp.	7.88	11/01/17	2,715,625
				11,376,357

Utilities - 0.2%
1,268,000	AES Corp.	7.75	10/15/15	1,325,060
1,100,000	Energy Future Intermediate Holding Co. (i)	10.00	12/01/20	104,500
375,000	GenOn Americas Generation, LLC	8.50	10/01/21	324,375
1,000,000	IPALCO Enterprises, Inc.	5.00	05/01/18	1,060,000
150,000	Metropolitan Edison Co. (f)	3.50	03/15/23	149,478
145,000	Oncor Electric Delivery Co., LLC	6.80	09/01/18	169,154
115,000	PNM Resources, Inc.	9.25	05/15/15	118,496
80,000	Public Service Co. of New Mexico	7.95	05/15/18	94,220
600,000	Sabine Pass LNG LP (f)	7.50	11/30/16	627,000
				3,972,283

Total Corporate Non-Convertible Bonds (Cost $71,848,773)				72,859,642

Exchange Traded Notes - 0.0%

20,500		iPATH S&P 500 VIX Mid-Term Futures ETN (a)(b) (Cost $948,087)		268,960

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

Interest Only Bonds - 0.2%

$21,173,610	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B AIOC (e)	0.55%	04/15/40	$461,405
49,321,448	Residential Accredit Loans, Inc., Series 2006-QS11 AV (e)	0.33	08/25/36	696,517
23,653,338	Residential Accredit Loans, Inc., Series 2006-QS6 1AV (e)	0.74	06/25/36	754,861
54,240,955	Residential Accredit Loans, Inc., Series 2007-QS2 AV (e)	0.32	01/25/37	751,454
53,601,807	Residential Accredit Loans, Inc., Series 2007-QS3 AV (e)	0.32	02/25/37	737,266
Total Interest Only Bonds (Cost $1,550,574)				3,401,503

Municipal Bonds - 0.4%

California - 0.1%
60,000	State of California	6.20	03/01/19	69,002
750,000	State of California	7.95	03/01/36	927,922
				996,924

Illinois - 0.2%
1,625,000	City of Chicago IL	6.05	01/01/29	1,712,002
85,000	State of Illinois (b)	4.35	06/01/18	88,915
1,000,000	State of Illinois	6.20	07/01/21	1,102,250
1,105,000	State of Illinois (b)	4.95	06/01/23	1,158,394
100,000	State of Illinois (b)	5.10	06/01/33	99,369
				4,160,930

New York - 0.1%
35,000	City of New York NY (b)	5.05	10/01/24	39,820
1,050,000	City of New York NY (b)	6.65	12/01/31	1,255,464
				1,295,284

North Carolina - 0.0%
300,000	North Carolina State Education Assistance Authority, Series 2011-1 A3 (e)	1.13	10/25/41	301,956

Principal	Security Description	Rate	Maturity	Value

Texas - 0.0%
$100,000.0	City of Houston TX (b)	6.29%	03/01/32	$126,737

Total Municipal Bonds (Cost $6,748,291)				6,881,831

Syndicated Loans - 1.0%
2,974,638	Arch Coal, Inc. (e)	6.25	05/16/18	2,471,428
1,488,608	Atlas Iron, Ltd. (e)	8.75	12/10/17	1,257,873
2,088,895	CPM Holdings, Inc. (e)	6.25	08/29/17	2,088,895
4,000,000	Energy Future Intermediate Holding Co., LLC (e)	4.25	06/19/16	4,005,626
2,483,454	HD Supply, Inc. (e)	4.00	06/28/18	2,464,828
3,120,289	iHeartCommunications, Inc. (e)	3.81	01/29/16	3,089,086
1,741,049	Noranda Aluminum Acquisition Corp. (e)	5.75	02/28/19	1,671,407
1,492,443	WideOpenWest Finance, LLC (e)	3.75	07/17/17	1,479,118
Total Syndicated Loans (Cost $19,347,045)				18,528,261

U.S. Government & Agency Obligations - 1.0%

Agency - 0.0%
220,000	FHLB (b)(g)	0.75	05/26/28	220,085

Discount Note - 0.1%
140,000	FHLB (b)(j)	0.08	01/14/15	139,999
345,000	FHLB (b)(j)	0.09	02/11/15	344,994
225,000	FHLB (b)(j)	0.06	03/25/15	224,990
410,000	FHLB (b)(j)	0.07	03/27/15	409,981
315,000	FHLMC (b)(j)	0.04	01/12/15	314,999
				1,434,963

Interest Only Bonds - 0.2%
3,269,363	FHLMC, Series 3262, Class KS (e)	6.25	01/15/37	445,672
356,483	FNMA, Series 2006-125, Class SM (e)	7.03	01/25/37	60,129
359,834	FNMA, Series 2007-77, Class SK (b)(e)	5.70	08/25/37	44,783
4,196,671	FNMA, Series 2009-115, Class SB (e)	6.08	01/25/40	673,107
695,470	FNMA, Series 2010-35, Class IA	5.00	07/25/38	14,320
3,257,568	GNMA, Series 2008-51, Class GS (e)	6.07	06/16/38	616,905

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

$240,350	GNMA, Series 2009-106, Class KS (b)(e)	6.23%	11/20/39	$37,800
487,029	GNMA, Series 2010-158, Class EI (b)	4.00	12/16/25	59,529
178,204	GNMA, Series 2010-4, Class NS (e)	6.23	01/16/40	29,038
2,332,466	GNMA, Series 2010-4, Class SL (e)	6.24	01/16/40	436,923
				2,418,206

Mortgage Securities - 0.4%
165,097	FHLMC Gold Pool #A96411	4.00	01/01/41	177,909
51,132	FHLMC Gold Pool #G01864 (b)	5.00	01/01/34	56,591
145,556	FHLMC Gold Pool #G06361	4.00	03/01/41	157,102
43,569	FHLMC Gold Pool #G13475 (b)	6.00	01/01/24	47,848
5,942	FHLMC Gold Pool #H03161 (b)	6.50	08/01/37	6,542
191,611	FHLMC Gold Pool #Q20178	3.50	07/01/43	200,523
311,137	FHLMC Gold Pool #U90791	4.00	01/01/43	335,711
155,000	FHLMC Multifamily Structured Pass Through Certificates, Series K009 A2 (b)	3.81	08/25/20	167,955
175,000	FHLMC Multifamily Structured Pass Through Certificates, Series K010, Class A2 (b)	4.33	10/25/20	194,191
215,000	FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2 (b)	2.37	05/25/22	213,906
164,982	FHLMC Multifamily Structured Pass Through Certificates, Series KF05 A (b)(e)	0.51	09/25/21	165,186
10,270	FHLMC, Series 2433, Class SA (b)(e)	20.51	02/15/32	16,090

Principal	Security Description	Rate	Maturity	Value

$313,237	FHLMC, Series 3442, Class MT (e)	0.16%	07/15/34	$301,876
215,000	FNCI25 - FNMA TBA	2.50	01/15/30	218,914
130,000	FNCI3 - FNMA TBA	3.00	01/15/30	135,134
80,000	FNCI35 - FNMA TBA	3.50	01/15/30	84,519
5,000	FNCL3 - FNMA TBA	3.00	01/15/45	5,058
480,000	FNCL3 - FNMA TBA	3.00	01/15/45	485,587
275,000	FNCL35 - FNMA TBA	3.50	01/15/45	286,687
235,000	FNCL35 - FNMA TBA	3.50	01/15/45	244,987
315,000	FNCL4 - FNMA TBA	4.00	01/15/45	336,210
100,000	FNCL4 - FNMA TBA	4.00	01/15/45	106,733
155,000	FNCL4 - FNMA TBA	4.00	01/15/45	165,436
70,000	FNCL45 - FNMA TBA	4.50	01/15/45	75,994
230,000	FNCL45 - FNMA TBA	4.50	01/15/45	249,694
2,689	FNMA Pool #673743 (b)(e)	2.63	11/01/32	2,722
39,379	FNMA Pool #735646	4.50	07/01/20	41,690
39,322	FNMA Pool #735861 (b)	6.50	09/01/33	46,032
32,834	FNMA Pool #735881 (b)	6.00	11/01/34	37,660
18,012	FNMA Pool #764388 (b)(e)	1.78	03/01/34	19,136
53,325	FNMA Pool #776708 (b)	5.00	05/01/34	59,754
64,935	FNMA Pool #888219	5.50	03/01/37	72,570
27,603	FNMA Pool #974148	5.50	02/01/38	30,849
141,450	FNMA Pool #AB1613	4.00	10/01/40	152,603
149,878	FNMA Pool #AB3864	3.50	11/01/41	157,050
111,405	FNMA Pool #AD0791 (b)	4.69	02/01/20	123,983
159,609	FNMA Pool #AE0600 (b)	3.98	11/01/20	174,351
156,116	FNMA Pool #AE0605 (b)	4.67	07/01/20	173,675
147,262	FNMA Pool #AJ0764	4.50	09/01/41	160,118
216,789	FNMA Pool #AL0149	4.00	02/01/41	233,619
97,614	FNMA Pool #AL0851	6.00	10/01/40	110,776
284,916	FNMA Pool #MA1608	3.50	10/01/33	300,667

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

$33,625	FNMA, Series 2001-52, Class YZ (b)	6.50%	10/25/31	$37,780
14,838	FNMA, Series 2001-81, Class QG (b)	6.50	01/25/32	16,642
107,785	FNMA, Series 2006-4, Class WE	4.50	02/25/36	116,256
200,000	G2SF35 - GNMA TBA	3.50	01/15/45	209,953
240,000	G2SF4 - GNMA TBA	4.00	01/15/45	257,341
120,000	G2SF45 - GNMA TBA	4.50	01/15/45	131,133
6,179	GNMA II Pool #080610 (b)(e)	1.63	06/20/32	6,432
20,320	GNMA II Pool #081136 (b)(e)	2.13	11/20/34	21,602

19,179	GNMA II Pool #081432 (b)(e)	1.63	08/20/35	20,037

16,282	GNMA II Pool #081435 (b)(e)	1.63	08/20/35	17,011
				7,167,825

U.S. Treasury Securities - 0.3%
160,000	U.S. Treasury Bill (b)(k)	0.02	01/02/15	160,000
33,000	U.S. Treasury Bill (k)	0.04	03/19/15	32,999
360,000	U.S. Treasury Bond (b)	3.13	08/15/44	387,647
40,000	U.S. Treasury Inflation Indexed Bond (b)	1.63	01/15/15	49,668
390,000	U.S. Treasury Inflation Indexed Bond (b)	0.50	04/15/15	421,847
240,000	U.S. Treasury Inflation Indexed Bond (b)	0.13	04/15/16	257,455
155,000	U.S. Treasury Inflation Indexed Bond (b)	0.13	04/15/17	162,208
204,990	U.S. Treasury Inflation Indexed Bond (b)	0.13	07/15/24	197,725
315,000	U.S. Treasury Inflation Indexed Bond (b)	1.38	02/15/44	363,960
125,000	U.S. Treasury Note (b)	0.50	07/31/16	125,068
645,000	U.S. Treasury Note (b)	0.50	08/31/16	644,799
140,000	U.S. Treasury Note (b)	0.88	09/15/16	140,744

Principal	Security Description	Rate	Maturity	Value

$880,000	U.S. Treasury Note (b)	0.50%	09/30/16	$879,037
195,000	U.S. Treasury Note (b)	1.50	10/31/19	193,827
520,000	U.S. Treasury Note (b)	2.38	08/15/24	529,669
1,370,000	U.S. Treasury Note (b)	2.25	11/15/24	1,379,419
				5,926,072

Total U.S. Government & Agency Obligations (Cost $15,723,182)				17,167,151
Total Fixed Income Securities (Cost $419,594,402)				443,219,473

Shares	Security Description			Value

Rights - 0.0%

150,000	Comdisco Holding Co., Inc. (a)(l)			12,900
820	Liberty Broadband Corp. (a)			7,790
Total Rights (Cost $43,782)				20,690

Shares	Security Description	Rate	Exp. Date	Value

Warrants - 0.1%

307,281	Kinder Morgan, Inc. (a)(b)	100.00%	05/25/17	1,309,017
Total Warrants (Cost $1,077,882)				1,309,017

Shares	Security Description			Value

Investment Companies - 12.5%
37,632	BlackRock Credit Allocation Income Trust			486,205
61,990	BlackRock Floating Rate Income Trust			796,572
71,620	DoubleLine Income Solutions Fund			1,425,238
55,320	DoubleLine Opportunistic Credit Fund			1,358,659
92,598	PCM Fund, Inc.			986,169
57,500	PIMCO Dynamic Credit Income Fund			1,187,375
45,200	PIMCO Dynamic Income Fund			1,389,448
38,380	PIMCO Income Opportunity Fund			961,419
98,012	PIMCO Income Strategy Fund II			961,498
1,054,062	SPDR S&P 500 ETF Trust (c)(d)			216,609,741
27,400	Western Asset Mortgage Defined Opportunity Fund, Inc.			653,216
Total Investment Companies (Cost $131,281,165)				226,815,540

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 0.0%
Commercial Paper - 0.0%

$250,000	National Rural Utilities (b) (Cost $249,973)		01/27/15	$249,973
Total Short-Term Investments (Cost $249,973)				249,973

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Shares	Security Description			Value

Money Market Funds - 6.7%
122,631,666	JP Morgan 100% U.S. Treasury Money Market Fund Cap (e) (Cost $122,631,666)			$122,631,666

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 0.4%
Call Options Purchased - 0.4%

4,357	Applied Materials, Inc.	$ 27.00	01/15	52,284
71	Baker Hughes, Inc.	60.00	01/15	35,322
1,868	General Motors Co.	20.00	01/15	2,783,320
9,100	Market Vectors Gold Miners ETF	24.00	06/15	609,700
6,445	Market Vectors Gold Miners ETF	22.00	06/15	696,060
7,415	Market Vectors Gold Miners ETF	30.00	01/15	489,390
4,775	Market Vectors Gold Miners ETF	25.00	01/15	615,975
4,465	SPDR S&P 500 ETF Trust	205.00	01/15	1,339,500
871	SPDR S&P 500 ETF Trust	220.00	06/15	200,330
Total Call Options Purchased (Premiums Paid $5,290,544)				6,821,881

Put Options Purchased - 0.0%

2,054	American International Group, Inc.	52.50	05/15	302,965
47	Chipotle Mexican Grill, Inc.	540.00	01/15	1,175
1,334	iShares MSCI Turkey ETF	46.00	05/15	110,055
14	SPDR S&P 500 ETF Trust	203.00	01/15	2,520
3,611	SPDR S&P 500 ETF Trust	200.00	01/15	440,542
10	SPDR S&P 500 ETF Trust	194.00	01/15	620
6,700	SPDR S&P 500 ETF Trust	192.00	01/15	341,700
10	SPDR S&P 500 ETF Trust	189.00	01/15	390
5	SPDR S&P 500 ETF Trust	187.00	01/15	165
3,322	SPDR S&P 500 ETF Trust	165.00	01/15	26,576
7,718	SPDR S&P 500 ETF Trust	130.00	01/15	7,718
9,819	SPDR S&P 500 ETF Trust	90.00	01/15	9,819
10	SPDR S&P 500 ETF Trust	204.00	02/15	3,960
15	SPDR S&P 500 ETF Trust	202.00	02/15	5,107

Contracts	Security Description	Strike Price	Exp. Date	Value

10	SPDR S&P 500 ETF Trust	$ 201.00	02/15	$3,190
10	SPDR S&P 500 ETF Trust	198.00	02/15	2,520
25	SPDR S&P 500 ETF Trust	190.00	02/15	3,613
10	SPDR S&P 500 ETF Trust	207.00	04/15	7,795
15	SPDR S&P 500 ETF Trust	206.00	04/15	11,085
5	SPDR S&P Midcap 400 ETF	255.00	03/15	2,700
396	Whole Foods Market, Inc.	45.25	01/15	1,980
Total Put Options Purchased (Premiums Paid $12,467,386)				1,286,195
Total Purchased Options (Premiums Paid $17,757,930)				8,108,076
Total Long Positions - 78.7% (Cost $1,161,625,472)*				$1,431,368,231
Total Short Positions - (37.2)% (Cost $(695,586,876))*				(676,485,884)
Total Written Options - (0.4)% (Premiums Received $(10,697,103))*				(8,256,473)
Other Assets & Liabilities, Net – 58.9%				1,071,817,286
Net Assets – 100.0%				$1,818,443,160

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value

Short Positions - (37.2)%
Common Stock - (28.9)%
Consumer Discretionary - (5.7)%
(4,428)	CarMax, Inc.	$(294,816)
(93,800)	Carnival Corp.	(4,251,954)
(2,303)	Cedar Fair LP	(110,153)
(24,231)	Chuy's Holdings, Inc.	(476,624)
(63,607)	Denny's Corp.	(655,788)
(115,800)	Dick's Sporting Goods, Inc.	(5,749,470)
(21,794)	Dorman Products, Inc.	(1,051,996)
(122,934)	Fastenal Co.	(5,846,741)
(382,600)	Ford Motor Co.	(5,930,300)
(32,000)	Fossil Group, Inc.	(3,543,680)
(48,463)	Fox Factory Holding Corp.	(786,554)
(56,400)	Genuine Parts Co.	(6,010,548)
(105,450)	Harley-Davidson, Inc.	(6,950,210)
(42,500)	Harman International Industries, Inc.	(4,535,175)
(408,120)	JAKKS Pacific, Inc.	(2,775,216)
(137,800)	Johnson Controls, Inc.	(6,661,252)
(182,600)	Kate Spade & Co.	(5,845,026)
(4,000)	L Brands, Inc.	(346,200)
(111,100)	M/I Homes, Inc.	(2,550,856)
(83,500)	Michael Kors Holdings, Ltd.	(6,270,850)
(28,200)	Navistar International Corp.	(944,136)
(779)	Netflix, Inc.	(266,114)
(27,260)	Noodles & Co.	(718,301)
(8,039)	Panera Bread Co., Class A	(1,405,217)
(27,625)	Polaris Industries, Inc.	(4,178,005)
(11,549)	Rackspace Hosting, Inc.	(540,609)
(63,480)	The Home Depot, Inc.	(6,663,496)
(5,320)	The Priceline Group, Inc.	(6,065,917)
(10,904)	The Scotts Miracle-Gro Co., Class A	(679,537)
(68,151)	The Wendy's Co.	(615,404)
(24,550)	Ulta Salon Cosmetics & Fragrance, Inc.	(3,138,472)
(93,350)	Under Armour, Inc., Class A	(6,338,465)
(193,500)	Wabash National Corp.	(2,391,660)
		(104,588,742)

Consumer Staples - (1.8)%
(24,500)	Acorda Therapeutics, Inc.	(1,001,315)
(211,400)	Albany Molecular Research, Inc.	(3,441,592)
(39,376)	Amira Nature Foods, Ltd.	(565,046)
(250,200)	Array BioPharma, Inc.	(1,183,446)
(10,200)	Ascent Capital Group, Inc., Class A	(539,886)
(13,130)	Avis Budget Group, Inc.	(870,913)
(10,601)	Campbell Soup Co.	(466,444)
(30,600)	Carriage Services, Inc.	(641,070)
(42,971)	Cenveo, Inc.	(90,239)
(7,854)	Cimpress NV	(587,793)
(1,434)	Darling Ingredients, Inc.	(26,041)
(125,100)	Depomed, Inc.	(2,015,361)
(66,900)	Endologix, Inc.	(1,022,901)
(1,961)	ExamWorks Group, Inc.	(81,558)
(57,549)	Fairway Group Holdings Corp.	(181,279)
(6,059)	General Mills, Inc.	(323,127)
(189,300)	Healthways, Inc.	(3,763,284)
(377,100)	Monster Worldwide, Inc.	(1,742,202)
(21,202)	Natural Grocers by Vitamin Cottage, Inc.	(597,260)
(36,347)	Nutrisystem, Inc.	(710,584)
(22,717)	Pilgrim's Pride Corp.	(744,890)
(69,883)	Protalix BioTherapeutics, Inc.	(128,585)

Shares	Security Description	Value

(7,683)	Sanderson Farms, Inc.	$(645,564)
(9,018)	Sirona Dental Systems, Inc.	(787,903)
(19,688)	SodaStream International, Ltd.	(396,123)
(4,022)	Team, Inc.	(162,730)
(57,100)	TESARO, Inc.	(2,123,549)
(31,804)	The Chefs' Warehouse, Inc.	(732,764)
(74,800)	The Estee Lauder Cos., Inc.	(5,699,760)
(17,871)	The Fresh Market, Inc.	(736,285)
(9,087)	TreeHouse Foods, Inc.	(777,211)
		(32,786,705)

Energy - (1.5)%
(2,935)	Bristow Group, Inc.	(193,094)
(44,300)	Clean Energy Fuels Corp.	(221,279)
(68,600)	DCP Midstream Partners LP	(3,116,498)
(68,600)	Energy Transfer Equity LP	(3,936,268)
(12,100)	Energy XXI, Ltd.	(39,446)
(121,500)	Ensco PLC, Class A	(3,638,925)
(25,000)	Gastar Exploration, Inc.	(60,250)
(22,000)	Helix Energy Solutions Group, Inc.	(477,400)
(17,550)	JinkoSolar Holding Co., Ltd., ADR	(345,910)
(116,800)	Kinder Morgan, Inc.	(4,941,808)
(99,300)	MarkWest Energy Partners LP	(6,671,967)
(311,747)	Renewable Energy Group, Inc.	(3,027,063)
		(26,669,908)

Financial - (7.6)%
(6,800,000)	Agricultural Bank of China, Ltd., Class H	(3,437,421)
(2,632)	Altisource Asset Management Corp.	(816,236)
(1,055)	Altisource Residential Corp. REIT	(20,467)
(971,201)	Banco Santander SA, ADR	(8,090,104)
(314,850)	Bank of America Corp.	(5,632,667)
(6,780,000)	Bank of China, Ltd., Class H	(3,820,753)
(4,420,000)	Bank of Communications Co., Ltd., Class H	(4,126,659)
(463,376)	Barclays PLC, ADR	(6,955,274)
(60,200)	BB&T Corp.	(2,341,178)
(638,605)	CBIZ, Inc.	(5,466,459)
(5,000,000)	China CITIC Bank Corp., Ltd., Class H	(4,010,497)
(4,400,000)	China Construction Bank Corp., Class H	(3,614,348)
(1,700,000)	China Merchants Bank Co., Ltd., Class H	(4,266,086)
(161,600)	Citigroup, Inc.	(8,744,176)
(106,829)	Consumer Portfolio Services, Inc.	(786,261)
(90,400)	Encore Capital Group, Inc.	(4,013,760)
(332,000)	Erste Group Bank AG	(7,727,405)
(128,300)	Forestar Group, Inc.	(1,975,820)
(120,700)	FXCM, Inc., Class A	(1,999,999)
(229,324)	Gain Capital Holdings, Inc.	(2,068,502)
(1,218,909)	Grupo Financiero Banorte SAB de CV, Class O	(6,708,492)
(5,000,000)	Industrial & Commercial Bank of China, Ltd., Class H	(3,649,423)
(2,982,000)	Intesa Sanpaolo SpA	(8,739,471)
(202,400)	Meadowbrook Insurance Group, Inc.	(1,712,304)
(748,000)	Nordea Bank AB	(8,722,053)
(11,175)	Ocwen Financial Corp.	(168,743)
(580,500)	OTP Bank PLC	(8,457,124)
(339,500)	Swedbank AB, Class A	(8,514,120)
(1,231,000)	UniCredit SpA	(7,946,865)
(38,878)	Wells Fargo & Co.	(2,131,292)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value

(13,422)	World Acceptance Corp.	$(1,066,378)
(137,730,337)

Healthcare - (0.8)%
(178,689)	Accuray, Inc.	(1,349,102)
(171,400)	AMAG Pharmaceuticals, Inc.	(7,305,068)
(83,900)	Emergent Biosolutions, Inc.	(2,284,597)
(22,020)	Isis Pharmaceuticals, Inc.	(1,359,515)
(23,857)	Medifast, Inc.	(800,402)
(26,832)	Orthofix International NV	(806,570)
(22,400)	VIVUS, Inc.	(64,512)
		(13,969,766)

Industrial - (5.0)%
(12,300)	AAR Corp.	(341,694)
(17,265)	AGCO Corp.	(780,378)
(122,000)	Altra Industrial Motion Corp.	(3,463,580)
(10,949)	Atlas Air Worldwide Holdings, Inc.	(539,786)
(202,100)	Atlas Copco AB, Class A	(5,662,030)
(106,911)	Caterpillar, Inc.	(9,785,564)
(50,850)	Colfax Corp.	(2,622,334)
(14,467)	Deere & Co.	(1,279,895)
(160,800)	Donaldson Co., Inc.	(6,211,704)
(133,907)	Eaton Corp. PLC	(9,100,320)
(130,075)	Emerson Electric Co.	(8,029,530)
(136,225)	Fluor Corp.	(8,259,322)
(29,491)	Garmin, Ltd.	(1,558,010)
(391,400)	General Electric Co.	(9,890,678)
(155,336)	Griffon Corp.	(2,065,969)
(76,808)	Kaman Corp.	(3,079,233)
(8,631)	Lindsay Corp.	(740,022)
(300,700)	Sandvik AB	(2,946,999)
(194,300)	SKF AB, Class B	(4,110,046)
(99,200)	Smith & Wesson Holding Corp.	(939,424)
(7,673)	Stoneridge, Inc.	(98,675)
(22,605)	Sturm Ruger & Co., Inc.	(782,811)
(22,992)	TAL International Group, Inc.	(1,001,761)
(222,700)	TTM Technologies, Inc.	(1,676,931)
(4,543)	Valmont Industries, Inc.	(576,961)
(74,300)	Vishay Intertechnology, Inc.	(1,051,345)
(83,000)	Wartsila OYJ Abp	(3,725,103)
		(90,320,105)

Information Technology - (3.5)%
(210,387)	ACI Worldwide, Inc.	(4,243,506)
(59,550)	Akamai Technologies, Inc.	(3,749,268)
(23,225)	Alliance Data Systems Corp.	(6,643,511)
(54,164)	Amber Road, Inc.	(553,556)
(53,150)	Autodesk, Inc.	(3,192,189)
(61,863)	BlackBerry, Ltd.	(679,256)
(32,477)	CGI Group, Inc., Class A	(1,239,322)
(14,607)	Check Point Software Technologies, Ltd.	(1,147,672)
(21,012)	Ciena Corp.	(407,843)
(27,514)	Computer Programs & Systems, Inc.	(1,671,475)
(157,900)	Cornerstone OnDemand, Inc.	(5,558,080)
(71,100)	Demandware, Inc.	(4,091,094)
(50,034)	Ebix, Inc.	(850,078)
(22,600)	Envestnet, Inc.	(1,110,564)
(23,079)	Interactive Intelligence Group, Inc.	(1,105,484)
(185,000)	Mentor Graphics Corp.	(4,055,200)
(43,343)	OmniVision Technologies, Inc.	(1,126,918)
(21,852)	Open Text Corp.	(1,273,098)
(180,600)	Photronics, Inc.	(1,500,786)

Shares	Security Description	Value

(47,300)	PROS Holdings, Inc.	$(1,299,804)
(2,163,300)	Quantum Corp.	(3,807,408)
(100)	Radisys Corp.	(234)
(45,438)	Rally Software Development Corp.	(516,630)
(46,637)	Rosetta Stone, Inc.	(455,177)
(62,480)	Rudolph Technologies, Inc.	(639,170)
(51,000)	SAP SE, ADR	(3,552,150)
(14,256)	Seagate Technology PLC	(948,024)
(23,600)	ServiceNow, Inc.	(1,601,260)
(213,700)	SunEdison, Inc.	(4,169,287)
(84,700)	Take-Two Interactive Software, Inc.	(2,374,141)
(77,756)	Violin Memory, Inc.	(372,451)
		(63,934,636)

Materials - (1.4)%
(6,967)	Agrium, Inc.	(659,914)
(40,891)	American Vanguard Corp.	(475,153)
(26,248)	Atlas Iron, Ltd.	$(3,536)
(59,825)	BHP Billiton, Ltd., ADR	(2,830,919)
(13,632)	FMC Corp.	(777,433)
(24,711)	H.B. Fuller Co.	(1,100,381)
(256,400)	Horsehead Holding Corp.	(4,058,812)
(9,807)	Kaiser Aluminum Corp.	(700,514)
(877,621)	Mexichem SAB de CV	(2,665,505)
(21,152)	Noranda Aluminum Holding Corp.	(74,455)
(21,202)	Potash Corp. of Saskatchewan, Inc.	(748,855)
(4,000)	Primero Mining Corp.	(15,360)
(58,150)	Rio Tinto PLC, ADR	(2,678,389)
(152,400)	Silver Standard Resources, Inc.	(762,762)
(179,900)	The Dow Chemical Co.	(8,205,239)
(14,235)	The Mosaic Co.	(649,828)
		(26,407,055)

Telecommunication Services - (1.5)%
(20,779)	Aerohive Networks, Inc.	(99,739)
(31,000)	Alaska Communications Systems Group, Inc.	(55,490)
(90,500)	Blucora, Inc.	(1,253,425)
(68,100)	Dealertrack Technologies, Inc.	(3,017,511)
(37,498)	Dice Holdings, Inc.	(375,355)
(3,475)	DigitalGlobe, Inc.	(107,621)
(89,600)	Fortinet, Inc.	(2,747,136)
(230,700)	Infinera Corp.	(3,395,904)
(29,700)	InterDigital, Inc.	(1,571,130)
(8,600)	j2 Global, Inc.	(533,200)
(4,640)	LinkedIn Corp.	(1,065,854)
(40,691)	Marketo, Inc.	(1,331,410)
(8,200)	MercadoLibre, Inc.	(1,046,894)
(182,189)	ModusLink Global Solutions, Inc.	(683,209)
(7,073)	RetailMeNot, Inc.	(103,407)
(27,181)	TrueCar, Inc.	(622,445)
(6,848)	Twitter, Inc.	(245,638)
(73,700)	Vipshop Holdings, Ltd., ADR	(1,440,098)
(17,265)	Wayfair, Inc., Class A	(342,710)
(72,500)	Web.com Group, Inc.	(1,376,775)
(3,600)	WebMD Health Corp.	(142,380)
(84,400)	Yahoo!, Inc.	(4,263,044)
(24,000)	YY, Inc., ADR	(1,496,160)
		(27,316,535)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value
Utilities - (0.1)%
(145,091)	EnerNOC, Inc.	$(2,241,656)

Total Common Stock (Proceeds $(550,530,306))	(525,965,445)

Investment Companies - (8.3)%
(3,496)	iShares 20+ Year Treasury Bond ETF	(440,216)
(43,496)	iShares Russell 2000 ETF	(5,205,167)
(5,142)	iShares U.S. Real Estate ETF	(395,111)
(21,984)	SPDR Barclays High Yield Bond ETF	(848,802)
(698,935)	SPDR S&P 500 ETF Trust	(143,631,143)
Total Investment Companies (Proceeds $(145,056,570))		(150,520,439)
Total Short Positions - (37.2)% (Proceeds $(695,586,876))		$(676,485,884)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2014

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.4)%

Call Options Written - (0.3)%
(409)	Accenture PLC	$87.50	01/15	$(101,227)
(250)	American Express Co.	97.50	01/15	(7,000)
(366)	American International Group, Inc.	65.00	01/16	(67,527)
(208)	Apple, Inc.	95.00	01/15	(326,560)
(38)	Apple, Inc.	89.29	01/15	(80,845)
(4,357)	Applied Materials, Inc.	28.00	01/15	(15,249)
(60)	Arch Coal, Inc.	2.50	01/15	(210)
(135)	Arch Coal, Inc.	2.00	01/15	(675)
(25)	Arch Coal, Inc.	3.00	04/15	(213)
(25)	Arch Coal, Inc.	2.50	04/15	(388)
(155)	Arch Coal, Inc.	2.00	04/15	(4,650)
(594)	Bed Bath & Beyond, Inc.	75.00	01/15	(201,960)
(599)	CarMax, Inc.	57.50	01/15	(557,070)
(496)	CarMax, Inc.	50.00	01/15	(831,792)
(25)	Cliffs Natural Resources, Inc.	12.00	01/15	(25)
(55)	Cliffs Natural Resources, Inc.	11.00	01/15	(165)
(15)	Cliffs Natural Resources, Inc.	10.00	01/15	(45)
(40)	Cliffs Natural Resources, Inc.	9.00	01/15	(280)
(15)	Cliffs Natural Resources, Inc.	10.00	02/15	(255)
(60)	Cliffs Natural Resources, Inc.	9.00	02/15	(1,920)
(50)	Cliffs Natural Resources, Inc.	8.00	02/15	(2,900)
(532)	Coach, Inc.	62.50	01/15	(532)
(1,353)	Corning, Inc.	22.00	01/15	(150,183)
(531)	CVS Health Corp.	75.00	01/15	(1,141,119)
(484)	Expeditors International of Washington, Inc.	47.50	01/15	(484)
(195)	Gastar Exploration, Inc.	5.00	06/15	(2,925)
(20)	Google, Inc., Class A	1,230.00	01/15	(20)
(359)	Kohl's Corp.	65.00	01/16	(150,780)
(297)	SPDR S&P 500 ETF Trust	192.00	01/15	(419,661)
(141)	Target Corp.	65.00	01/15	(154,042)
(283)	Target Corp.	70.00	01/15	(174,045)
(996)	The Bank of New York Mellon Corp.	40.00	01/15	(102,090)
(130)	United Parcel Service, Inc., Class B	110.00	01/15	(28,795)
(760)	Walgreen Co.	65.00	01/15	(866,400)
(80)	Walter Energy, Inc.	1.50	01/15	(880)
(62)	Walter Energy, Inc.	3.00	03/15	(186)
(42)	Walter Energy, Inc.	2.00	03/15	(630)

Contracts	Security Description	Strike Price	Exp. Date	Value
(110)	Walter Energy, Inc.	$1.50	03/15	$(2,860)
(25)	Walter Energy, Inc.	3.00	06/15	(313)
(660)	Wells Fargo & Co.	50.00	01/15	(328,350)
(396)	Whole Foods Market, Inc.	60.00	01/15	(1,188)

Total Call Options Written (Premiums Received $(2,517,914))				(5,726,439)
Put Options Written - (0.1)%
(409)	Accenture PLC	72.50	01/15	(409)
(366)	American International Group, Inc.	50.00	01/16	(89,670)
(1,027)	American International Group, Inc.	40.00	01/17	(173,049)
(1,926)	Bank of America Corp.	15.00	01/16	(134,820)
(594)	Bed Bath & Beyond, Inc.	60.00	01/15	(5,346)
(47)	Chipotle Mexican Grill, Inc.	490.00	01/15	(47)
(139)	Coach, Inc.	45.00	01/15	(103,555)
(320)	Ensco PLC	35.00	01/16	(300,800)
(484)	Expeditors International of Washington, Inc.	37.50	01/15	(484)
(1,097)	General Motors Co.	35.00	01/15	(82,275)
(38)	Google, Inc., Class C	470.00	01/16	(100,890)
(399)	Halliburton Co.	45.00	01/16	(359,100)
(1,820)	Hertz Global Holdings, Inc.	22.00	01/15	(27,300)
(673)	JPMorgan Chase & Co.	52.50	01/15	(4,711)
(359)	Kohl's Corp.	50.00	01/16	(93,340)
(271)	Kohl's Corp.	45.00	01/16	(43,360)
(1,587)	Microsoft Corp.	37.00	01/15	(3,174)
(291)	National Oilwell Varco, Inc.	60.00	01/16	(181,875)
(17,716)	Sirius XM Holdings, Inc.	3.50	01/15	(124,012)
(4)	SPDR S&P 500 ETF Trust	198.00	01/15	(376)
(10)	SPDR S&P 500 ETF Trust	188.00	01/15	(350)
(3,611)	SPDR S&P 500 ETF Trust	185.00	01/15	(101,108)
(10)	SPDR S&P 500 ETF Trust	184.00	01/15	(250)
(10)	SPDR S&P 500 ETF Trust	179.00	01/15	(175)
(5)	SPDR S&P 500 ETF Trust	177.00	01/15	(75)
(9,075)	SPDR S&P 500 ETF Trust	146.00	01/15	(27,225)
(10)	SPDR S&P 500 ETF Trust	194.00	02/15	(1,895)
(15)	SPDR S&P 500 ETF Trust	192.00	02/15	(2,505)
(10)	SPDR S&P 500 ETF Trust	191.00	02/15	(1,560)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2014

Contracts	Security Description	Strike Price	Exp. Date	Value
(10)	SPDR S&P 500 ETF Trust	$188.00	02/15	$(1,280)
(25)	SPDR S&P 500 ETF Trust	180.00	02/15	(1,925)
(10)	SPDR S&P 500 ETF Trust	197.00	04/15	(4,635)
(15)	SPDR S&P 500 ETF Trust	196.00	04/15	(6,608)
(5)	SPDR S&P Midcap 400 ETF	230.00	03/15	(875)
(997)	Sprint Corp.	5.00	01/16	(141,574)
(576)	Target Corp.	55.00	01/15	(576)
(275)	The Boeing Co.	135.00	01/15	(147,125)
(353)	The Boeing Co.	110.00	01/16	(169,440)
(135)	Time Warner, Inc.	72.50	01/16	(45,225)
(445)	USG Corp.	27.00	01/15	(12,905)
(142)	Viacom, Inc., Class B	60.00	01/16	(33,370)
(760)	Walgreen Co.	52.50	01/15	(760)
Total Put Options Written (Premiums Received $(8,179,189))				(2,530,034)
Total Written Options - (0.4)% (Premiums Received $(10,697,103))				$(8,256,473)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2014

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Subject to call option written by the Fund.
(d)	Subject to put option written by the Fund.
(e)	Variable rate security. Rate presented is as of December 31, 2014.

(f)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $104,839,196 or 5.8% of net assets.
(g)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2014.
(h)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $7,861,132 or 0.4% of net assets.
(i)	Security is currently in default and is on scheduled interest or principal payment.
(j)	Zero coupon bond. Interest rate presented is yield to maturity.
(k)	Rate presented is yield to maturity.
(l)
Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

At December 31, 2014, the Fund held the following credit default swap agreements:

Credit Default Swap - Buy Protection

Counterparty	Reference Entity / Obligation	Pay Rate	Termination Date	Credit Spread as of 12/31/14(1)	Notional Amount	Net Unrealized Depreciation
Goldman Sachs & Co.	Carnival Corp., 6.65%, 01/15/28	1.00%	09/20/19	0.52%	$5,000,000	$(36,820)
Goldman Sachs & Co.	Dow Chemical Co., 7.38%, 11/01/29	1.00	12/20/19	0.80	5,000,000	22,246
Goldman Sachs & Co.	Eastman Chemical Co., 7.60%, 02/01/27	1.00	12/20/19	0.74	5,000,000	(3,985)
Barclays	Host Hotels & Resorts Inc, 4.75%, 03/01/23	1.00	12/20/19	0.80	5,000,000	(48,693)
Barclays	Macy's Retail Holdings, Inc., 7.45%, 07/15/17	1.00	12/20/19	0.59	5,000,000	(45,648)
Goldman Sachs & Co.	Ryder System, Inc., 5.85%, 11/01/16	1.00	12/20/19	0.39	5,000,000	(54,973)
						$(167,873)

(1) Credit Spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.  Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

At December 31, 2014, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

500	Silver Future	03/31/15	$41,718,965	$(2,721,465)
1	U.S. 10-year Note Future	03/31/15	126,057	740
4	U.S. 5-year Note Future	04/06/15	475,133	586
7	U.S. Ultra Bond Future	03/31/15	1,104,592	51,721

(3,200)	NASDAQ 100 E-mini Future	03/20/15	(274,296,000)	3,400,000
(4,700)	S&P 500 Index E-mini Future	03/20/15	(481,844,000)	(493,500)
(50)	U.S. 10-year Note Future	03/31/15	(6,340,625)	781
(275)	U.S. 5-year Note Future	04/06/15	(32,731,880)	26,216
			$(751,787,758)	$265,079

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2014

As of December 31, 2014, the Fund had the following forward currency contracts outstanding:
Contracts to Purchase		Settlement Date	Settlement Value	Net Unrealized Depreciation
6,105,797	Hong Kong Dollar	01/02/15	$(789,403)	$(2,031)
6,150,938	Hong Kong Dollar	01/02/15	(795,239)	(2,046)
6,264,314	Hong Kong Dollar	01/02/15	(809,898)	(2,084)
6,501,977	Hong Kong Dollar	01/02/15	(840,624)	(2,162)
5,941,054	Hong Kong Dollar	01/02/15	(768,103)	(1,975)
6,140,183	Hong Kong Dollar	01/02/15	(793,848)	(2,042)
6,218,224	Hong Kong Dollar	01/02/15	(803,939)	(2,068)
				$(14,408)

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$365,660,619
Gross Unrealized Depreciation	(74,376,238)
Net Unrealized Appreciation	$291,284,381

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2014.

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2014

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Consumer Discretionary	$108,442,544	$-	$-	$108,442,544
Consumer Staples	154,067,560	-	-	154,067,560
Energy	50,471,330	-	-	50,471,330
Financial	102,961,680	-	-	102,961,680
Healthcare	18,135,544	-	-	18,135,544
Industrial	48,752,872	-	-	48,752,872
Information Technology	61,004,858	-	-	61,004,858
Materials	28,946,638	-	-	28,946,638
Telecommunication Services	33,983,439	-	-	33,983,439
Utilities	9,331,071	-	-	9,331,071
Preferred Stock
Consumer Staples	731,250	-	-	731,250
Financial	2,410,858	-	-	2,410,858
Information Technology	9,774,152	-	-	9,774,152
Asset Backed Obligations	-	65,985,373	3,011,132	68,996,505
Corporate Convertible Bonds	-	250,265,620	4,850,000	255,115,620
Corporate Non-Convertible Bonds	-	72,859,642	-	72,859,642
Exchange Traded Notes	268,960	-	-	268,960
Interest Only Bonds	-	3,401,503	-	3,401,503
Municipal Bonds	-	6,881,831	-	6,881,831
Syndicated Loans	-	18,528,261	-	18,528,261
U.S. Government & Agency Obligations	-	17,167,151	-	17,167,151
Rights	20,690	-	-	20,690
Warrants	1,309,017	-	-	1,309,017
Investment Companies	226,815,540	-	-	226,815,540
Commercial Paper	-	249,973	-	249,973
Money Market Fund	-	122,631,666	-	122,631,666
Purchased Options	7,606,855	501,221	-	8,108,076
Total Investments At Value	$865,034,858	$558,472,241	$7,861,132	$1,431,368,231
Other Financial Instruments**
Credit Default Swaps	-	22,246	-	22,246
Futures	3,480,044	-	-	3,480,044
Total Other Financial Instruments**	3,480,044	22,246	-	3,502,290
Total Assets	$868,514,902	$558,494,487	$7,861,132	$1,434,870,521

Level 1	Level 2	Level 3	Total

Liabilities

Securities Sold Short

Common Stock	$(525,965,445)	$-	$-	$(525,965,445)
Investment Companies	(150,520,439)	-	-	(150,520,439)
Total Securities Sold Short	$(676,485,884)	$-	$-	$(676,485,884)
Other Financial Instruments**

Credit Default Swaps	-	(190,119)	-	(190,119)
Forward Currency Contracts	(14,408)	-	-	(14,408)
Futures	(3,214,965)	-	-	(3,214,965)
Written Options	(6,332,564)	(1,923,909)	-	(8,256,473)
Total Other Financial Instruments**	$(9,561,937)	$(2,114,028)	$-	$(11,675,965)
Total Liabilities	$(686,047,821)	$(2,114,028)	$-	$(688,161,849)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULE OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2014

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Asset Backed Obligations	Corporate Convertible Bonds

Balance as of 03/31/14	$4,636,774	$6,927,200
Accrued Accretion / (Amortization)	(18,769)	14,243
Change in Unrealized Appreciation / (Depreciation)	(13,432)	(271,443)
Paydowns	(550,917)	-
Transfers In / (Out)	(1,042,524)	(1,820,000)
Balance as of 12/31/14	$3,011,132	$4,850,000
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/14	$27,648	$(69,982)

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category. The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended December 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value

Common Stock - 57.8%
Bermuda - 2.8%
14,500	Enstar Group, Ltd. (a)	$2,216,905
Canada - 8.3%
8,435	Fairfax Financial Holdings, Ltd.	4,419,917
233,500	FAM Real Estate Investment Trust REIT	1,523,438
124,733	Lone Pine Resources Canada, Ltd., Class A (a)(b)	64,555
124,733	Lone Pine Resources Canada, Ltd., Common Class (a)(b)	64,555
214,119	Penn West Petroleum, Ltd.	447,847
		6,520,312
Chile - 1.2%
616,000	Coca-Cola Embonor SA, B Shares	917,057
China - 4.3%
6,462,000	Greatview Aseptic Packaging Co., Ltd.	3,341,559
Colombia - 0.7%
4,872,800	Petroamerica Oil Corp. (a)	587,185
Cyprus - 1.3%
1,160,642	Secure Property Development & Investment PLC (a)	1,003,983
Hong Kong - 10.5%
2,024,000	First Pacific Co., Ltd.	2,007,126
4,550,000	Genting Hong Kong, Ltd.	1,592,500
111,510,000	Midland IC&I, Ltd. (a)	603,950
10,172,000	Phoenix Satellite Television Holdings, Ltd.	3,200,619
959,000	Value Partners Group, Ltd.	806,314
		8,210,509
India - 3.7%
465,285	Dewan Housing Finance Corp., Ltd.	2,909,759
Indonesia - 5.0%
24,900,000	Bank Pan Indonesia Tbk PT (a)	2,342,229
67,263,400	Panin Financial Tbk PT (a)	1,623,880
		3,966,109
Japan - 1.8%
8,300	Fanuc Corp.	1,382,063
Jordan - 1.6%
124,896	Arab Bank PLC	1,253,196
Kazakhstan - 1.2%
93,360	KCell JSC, ADR	938,268
Malaysia - 1.3%
426,400	Genting Bhd	1,081,701

Shares	Security Description	Value

Mexico - 1.2%
5,500	Coca-Cola Femsa S.A.B. de C.V., ADR	$475,860
5,000	Fomento Economico Mexicano S.A.B. de C.V., ADR (a)	440,150
		916,010
Norway - 2.1%
160,000	Oslo Bors VPS Holding ASA	1,631,558
Russian Federation - 2.2%
78,818	Tarkett SA	1,707,190
Switzerland - 5.1%
20,820	Dufry AG (a)	3,120,277
11,720	Nestle SA	859,962
		3,980,239
United States - 3.5%
340,000	BBA Aviation PLC	1,907,728
38,498	Leucadia National Corp.	863,125
		2,770,853
Total Common Stock (Cost $42,055,465)		45,334,456

Preferred Stock - 0.2%
United States - 0.2%
132,573	Earlyshares.com, Inc., Class A (b)(c)(Cost $200,000)	199,999

Shares/Principal	Security Description	Value

Private Equity Fund - 8.5%
Brazil - 0.6%
5,000	Nucleo Capital Equity Fund, LLC (a)(d)	498,221
India - 2.9%
$2,000,000	Bharat Investors, LP (a)(e)(f)	2,244,338
United States - 5.0%
150,000	Brightwood Capital Fund III, LP (a)(b)(g)	133,709
1,200,000	Brightwood Switch SPV, LP (a)(b)(e)(h)	1,673,368
2,000,000	Eaglewood Income Fund I, LP (a)(b)(i)	2,132,835
		3,939,912
Total Private Equity Fund (Cost $5,850,000)		6,682,471

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 1.4%
Corporate Non-Convertible Bonds - 0.3%
Colombia - 0.3%
$250,000	Petroamerica Oil Corp. (Cost $251,206)	11.50%	04/19/15	209,804

BECK, MACK & OLIVER INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 1.1%
Puerto Rico - 1.1%
$1,000,000	Commonwealth of Puerto Rico, Class A (Cost $890,125)	8.00%	07/01/35	$873,750
Total Fixed Income Securities (Cost $1,141,331)				1,083,554

Shares	Security Description	Rate	Exp. Date	Value

Warrants - 0.2%
249,975	Genting Bhd (a)	7.96%	12/18/18	199,465
25	Petroamerica Oil Corp. (a)	0.20	04/23/19	0
Total Warrants (Cost $113,711)				199,465

Shares	Security Description	Value

Investment Companies - 0.9%
31,386	Carlyle GMS Finance, Inc. (a)(b)(j)	590,686
9,615	TOROSO Newfound Tactical Allocation Fund	96,058
Total Investment Companies (Cost $724,612)		$686,744
Total Investments - 69.0% (Cost $50,085,119)*		54,186,689
Other Assets & Liabilities, Net – 31.0%		24,281,808
Net Assets – 100.0%		$78,468,497

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $4,859,707 or 6.2% of net assets.
(c)
Private preferred stock purchased on 06/21/13. The preferred shares have the right to receive dividends when, as and if declared by the Board of Trustees. Preferred shares hold rights to convert to shares of Common Stock. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of December 31, 2014.

(e)	Affiliate.
(f)
Private equity fund purchased on 08/01/12 that invests in a master fund which invests primarily in Brazilian companies. Redemptions may be made on the last business day of each month with three months written notice. No unfunded commitments as of December 31, 2014.

(g)
Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of December 31, 2014.

(h)
Private equity fund purchased on 12/16/13 that invests in secured loans of leveraged companies organized and located in the United States. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of December 31, 2014.

(h)	Private equity fund purchased on 02/21/12 that invests in Switch Communications Group, LLC. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of December 31, 2014.
(i)
Private equity fund purchased on 11/30/12 that invests in consumer loans, primarily those originated by Lending Club Corporation. Redemptions may be made on the last day of each calendar quarter upon 90 days written notice. No unfunded commitments as of December 31, 2014.

(j)
Business development company purchased on 06/05/13 that invests in first lien senior secured and unitranche loans to private U.S. middle market companies that are, in many cases, controlled by private investment firms. Illiquid investment in which redemptions are not accepted. Unfunded commitments of $1,555,840 as of December 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,161,028
Gross Unrealized Depreciation	(6,059,458)
Net Unrealized Appreciation	$4,101,570

BECK, MACK & OLIVER INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities.  Transactions during the period with affiliates were as follows:

	Common Stock	Private Equity Funds		Corporate Bond	Warrant
	Huntingdon Capital Corp.**	Bharat Investors, LP	Brightwood Switch SPV, LP	Huntingdon Real Estate**	Huntingdon Capital Corp.**	Total
Balance 03/31/14
Shares/Principal	647,250	$1,000,000	$1,200,000	$500,000	14,000
Cost	$3,081,062	$1,000,000	$1,200,000	$491,692	$-	$5,772,754
Value	$7,025,780	$1,154,294	$1,442,007	$462,148	$50,846	$10,135,075
Gross Additions
Shares/Principal	-	$1,000,000	-	-	-	$1,000,000
Cost	$-	$1,000,000	$-	$-	$-	$1,000,000
Gross Reductions
Shares/Principal	(647,250)	-	-	(500,000)	(14,000)
Cost	$(3,081,062)	$-	$-	$(491,692)	$-	$(3,572,754)
Proceeds	$7,539,727	$-	$-	$444,640	$52,310	$8,036,677
Balance 12/31/14
Shares/Principal	-	$2,000,000	$1,200,000	$-	-
Cost	$-	$2,000,000	$1,200,000	$-	$-	$3,200,000
Value	$-	$2,244,338	$1,673,368	$-	$-	$3,917,706
Realized gain/(loss)	$4,458,665	$-	$-	$(47,052)	$52,310	$4,463,923
Investment Income	$147,992	$-	$20,126	$20,384	$-	$188,502

**No longer affiliated as of 12/31/14.

As of December 31, 2014, the Beck, Mack & Oliver International Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation
2,562,173	Canadian Dollars	03/16/15	$(2,204,304)	$(2,604)
(8,720,963)	Canadian Dollars	03/16/15	7,825,000	330,993
(1,509,374)	Swiss Franc	04/30/15	1,600,000	77,996
(1,448,368)	European Union Euro	04/30/15	1,850,000	95,390
(1,447,414)	European Union Euro	04/30/15	1,849,470	96,016
1,447,414	European Union Euro	04/30/15	(1,850,000)	(96,546)
527,683	European Union Euro	04/30/15	(657,915)	(18,659)
(29,016,000,000)	Indonesian Rupiah	02/27/15	2,400,000	89,804
(16,499,600,000)	Indonesian Rupiah	04/06/15	1,300,000	(5,448)
71,817,500	Indian Rupee	02/27/15	(1,153,139)	(28,729)
(71,817,500)	Indian Rupee	02/27/15	1,150,000	25,590
(77,199,500)	Indian Rupee	03/25/15	1,225,000	22,247
(59,945,000)	Indian Rupee	04/28/15	950,000	21,333
(49,223,906)	Japanese Yen	05/07/15	430,000	18,511
(1,318,099)	Malaysian Ringgit	06/19/15	375,000	3,937
(9,937,515)	Norwegian Krone	03/16/15	1,550,000	219,514
6,496,300	Norwegian Krone	04/07/15	(920,612)	(51,374)
(6,496,300)	Norwegian Krone	04/07/15	1,000,000	130,762
				$928,733

BECK, MACK & OLIVER INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Bermuda	$2,216,905	$-	$-	$2,216,905
Canada	6,391,202	-	129,110	6,520,312
Chile	917,057	-	-	917,057
China	3,341,559	-	-	3,341,559
Colombia	587,185	-	-	587,185
Cyprus	1,003,983	-	-	1,003,983
Hong Kong	6,618,009	-	-	6,618,009
India	2,909,759	-	-	2,909,759
Indonesia	3,966,109	-	-	3,966,109
Japan	1,382,063	-	-	1,382,063
Jordan	1,253,196	-	-	1,253,196
Kazakhstan	938,268	-	-	938,268
Malaysia	2,674,201	-	-	2,674,201
Mexico	916,010	-	-	916,010
Norway	1,631,558	-	-	1,631,558
Russian Federation	1,707,190	-	-	1,707,190
Switzerland	3,980,239	-	-	3,980,239
United States	2,770,853	-	-	2,770,853
Preferred Stock
United States	-	-	199,999	199,999
Private Equity Fund
Brazil	-	498,221	-	498,221
India	-	2,244,338	-	2,244,338
United States	-	-	3,939,912	3,939,912
Corporate Non-Convertible Bonds	-	209,804	-	209,804
Municipal Bonds	-	873,750	-	873,750
Warrants	199,465	-	-	199,465
Investment Companies	-	96,058	590,686	686,744
Total Investments At Value	$45,404,811	$3,922,171	$4,859,707	$54,186,689

Other Financial Instruments***
Forward Currency Contracts	-	1,132,093	-	1,132,093
Total Assets	$45,404,811	$5,054,264	$4,859,707	$55,318,782

BECK, MACK & OLIVER INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Level 1	Level 2	Level 3	Total

Liabilities
Other Financial Instruments***
Forward Currency Contracts	-	(203,360)	-	(203,360)
Total Liabilities	$-	$(203,360)	$-	$(203,360)

***Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as forward currency contracts, which are valued at their unrealized appreciation/depreciation at period end.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Preferred Stock	Private Equity Funds	Investment Companies
Balance as of 03/31/14	$135,686	$200,000	$4,084,560	$465,801
Purchases	-	-	-	150,479
Return of Capital	-	-	(125,000)	-
Change in unrealized appreciation/(depreciation)	(6,576)	(1)	(19,648)	(25,594)
Balance as of 12/31/14	$129,110	$199,999	$3,939,912	$590,686
Net change in unrealized appreciation/(depreciation) from investments held as of 12/31/14	$(6,576)	$(1)	$(19,648)	$(25,594)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

Significant unobservable valuation inputs for material Level 3 investments as of December 31, 2014, are as follows:

Investments in Securities	Fair Value at 12/31/14	Valuation Technique(s)	Unobservable Input	Range as of 12/31/14	Weighted Average as of 12/31/14
Private Equity Funds – United States
Brightwood Switch SPV, LP	$1,673,368	Market Comparables	EV/EBITDA Multiple(1)	12.25x – 12.75x NFY EBITDA projection of $98.5mm (or EV of $1,206.5mm - $1,255.8mm and equity value of $1,002.1mm – $1,051.4mm	60% Equinix, 30% REITs, 10% other publicly traded data center companies

Eaglewood Income Fund I, LP	2,132,835	Loan Valuation Model	Interest Rates, Seasoning, FICO Scores, Loan loss Reserves(2)	Interest Rates: 6.00%-23.40%. Seasoning 0-24 months, FICO 660-850, Loan Loss Reserves -15% to 100%.
Delinquency Levels: 16-30 days: 0.2%, 31+ days: 2.3% (includes charged-off). Interest Rate 11.36%, Seasoning 7.0 months, FICO: 702, Loan Loss Reserves: 2.89% of par (sum of all loans marked less than par divided by par outstanding).

(1) Significant unobservable inputs used in the fair value measurement included enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio. A significant change in the EV/EBITDA Multiple ratio may result in a similar significant change in the fair value measurement.

(2) Significant unobservable inputs used in the fair value measurement include interest rates, seasoning, FICO scores and loan loss reserves.  A significant increase or decrease in FICO scores and seasoning may result in a similar significant change in the fair value measurement.  A significant increase or decrease in interest rates or loan loss reserves may result in an opposite significant change in the fair value measurement.

BECK, MACK & OLIVER INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value

Common Stock - 95.4%
Consumer Discretionary - 2.4%
50,000	Bed Bath & Beyond, Inc. (a)	$3,808,500
Consumer Staples - 1.7%
15,000	Anheuser-Busch InBev NV, ADR	1,684,800
103,000	Crimson Wine Group, Ltd. (a)	978,500
		2,663,300
Energy - 26.0%
80,000	Bristow Group, Inc.	5,263,200
118,200	Devon Energy Corp.	7,235,022
591,700	Encana Corp.	8,206,879
110,000	Matador Resources Co. (a)	2,225,300
63,000	National Oilwell Varco, Inc.	4,128,390
415,000	Noble Corp. PLC	6,876,550
120,200	Paragon Offshore PLC	332,954
112,650	San Juan Basin Royalty Trust	1,605,262
515,950	Subsea 7 SA, ADR	5,303,966
		41,177,523
Financials - 31.4%
151,350	Boulevard Acquisition Corp. (a)	1,521,067
90,000	Brookfield Asset Management, Inc., Class A	4,511,700
55,000	Enstar Group, Ltd. (a)	8,408,950
30,080	Homefed Corp. (a)	1,383,680
583,005	Leucadia National Corp.	13,070,972
5,000	Markel Corp. (a)	3,414,200
315,000	PICO Holdings, Inc. (a)	5,937,750
54,889	RenaissanceRe Holdings, Ltd.	5,336,309
20,000	The Blackstone Group LP	676,600
50,000	The Carlyle Group LP	1,375,000
90,000	U.S. Bancorp	4,045,500
		49,681,728
Healthcare - 15.8%
100,000	Abbott Laboratories	4,502,000
180,000	Baxter International, Inc.	13,192,200
45,000	Grifols SA, ADR	1,529,550
55,000	Laboratory Corp. of America Holdings (a)	5,934,500
		25,158,250
Industrials - 4.2%
30,000	Dover Corp.	2,151,600
74,000	Fluor Corp.	4,486,620
		6,638,220
Technology - 13.9%
65,200	International Business Machines Corp.	10,460,688
155,250	QUALCOMM, Inc.	11,539,733
		22,000,421

Total Common Stock (Cost $146,786,026)	151,127,942

Value

Total Investments - 95.4% (Cost $146,786,026)*	$151,127,942

Other Assets & Liabilities, Net – 4.6%	7,345,628
Net Assets – 100.0%	$158,473,570

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$17,777,291
Gross Unrealized Depreciation	(13,435,375)
Net Unrealized Appreciation	$4,341,916

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$151,127,942
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$151,127,942

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value

Long Positions - 100.0%
Equity Securities (a) - 93.5%
Common Stock - 93.5%
Australia - 1.3%
28,306	Coca-Cola Amatil, Ltd.	$213,712
4,380	Ramsay Health Care, Ltd.	203,049
		416,761
Austria - 0.5%
5,884	OMV AG	156,240

Belgium - 0.8%
3,233	Delhaize Group SA	235,444

Bermuda - 2.7%
5,027	Aspen Insurance Holdings, Ltd.	220,032
1,340	Everest Re Group, Ltd.	228,202
14,677	Maiden Holdings, Ltd.	187,719
1,967	PartnerRe, Ltd.	224,493
		860,446
Curacao - 0.7%
7,370	Orthofix International NV (b)	221,542

Denmark - 1.5%
1,322	Royal Unibrew A/S (b)	231,751
5,496	Schouw & Co.	258,199
		489,950
Finland - 0.5%
5,632	Metso OYJ	168,620

France - 1.7%
3,456	Eiffage SA	175,218
12,209	Rexel SA	218,738
2,069	Sopra Group SA	158,082
		552,038
Germany - 4.2%
1,275	Allianz SE	211,173
2,321	Daimler AG	192,768
4,782	Fresenius SE & Co. KGaA	248,636
5,599	METRO AG	171,149
2,341	MTU Aero Engines AG	203,446
4,489	United Internet AG	202,207
2,491	Wincor Nixdorf AG	120,296
		1,349,675
Hong Kong - 0.7%
40,000	Orient Overseas International, Ltd.	232,888

Japan - 12.3%
8,000	Aoyama Trading Co., Ltd.	174,799
11,900	Brother Industries, Ltd.	215,716
6,700	Electric Power Development Co., Ltd.	226,399

Shares	Security Description	Value
20,400	Fuji Machine Manufacturing Co., Ltd.	$188,963
34,000	Fujitsu, Ltd.	181,277
10,800	Idemitsu Kosan Co., Ltd.	178,344
6,900	Japan Petroleum Exploration Co., Ltd.	216,779
5,200	Kao Corp.	205,060
5,000	Kintetsu World Express, Inc.	191,859
62,000	Kyodo Printing Co., Ltd.	196,441
4,600	Mabuchi Motor Co., Ltd.	182,585
19,000	Nikkiso Co., Ltd.	175,793
22,400	Nisshin Steel Co., Ltd. (b)	213,565
23,000	Sanken Electric Co., Ltd.	182,893
15,100	Sumitomo Corp.	155,087
15,300	Sumitomo Rubber Industries, Ltd.	227,451
4,500	Taiyo Holdings Co., Ltd.	159,389
3,900	TDK Corp.	229,692
39,000	Tokyo Gas Co., Ltd.	210,431
19,600	Ushio, Inc.	204,115
		3,916,638
Jersey - 0.7%
17,192	Phoenix Group Holdings	221,498

Netherlands - 1.3%
6,939	Arcadis NV (b)	208,119
6,716	TKH Group NV, SDR	213,638
		421,757
Norway - 1.9%
18,769	Atea ASA	193,723
32,511	Austevoll Seafood ASA	201,510
4,979	Yara International ASA	221,727
		616,960
Portugal - 0.7%
19,223	Semapa-Sociedade de Investimento e Gestao, SGPS, SA	232,411

Sweden - 2.8%
7,859	Electrolux AB, Class B	229,634
6,510	JM AB	206,358
7,647	Loomis AB, Class B	220,903
18,822	Securitas AB, Class B	227,703
		884,598
Switzerland - 2.6%
1,748	Actelion, Ltd. (b)	201,232
680	Bucher Industries AG	169,580
354	Georg Fischer AG	223,349
979	Swiss Life Holding AG	231,388
		825,549
United Kingdom - 4.3%
35,788	3i Group PLC	249,542
41,658	Crest Nicholson Holdings PLC	250,762
20,132	Great Portland Estates PLC REIT	229,657
26,843	Halfords Group PLC	195,881

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value
5,331	Imperial Tobacco Group PLC	$234,668
8,056	SSE PLC	203,552
		1,364,062
United States - 52.3%
18,800	Achillion Pharmaceuticals, Inc. (b)	230,300
10,291	Activision Blizzard, Inc.	207,364
2,864	Adams Resources & Energy, Inc.	143,057
4,119	Alaska Air Group, Inc.	246,151
6,646	AMAG Pharmaceuticals, Inc. (b)	283,253
54,364	AmeriServ Financial, Inc.	170,703
11,865	AngioDynamics, Inc. (b)	225,554
6,942	Argan, Inc.	233,529
3,259	Atlantic Tele-Network, Inc.	220,276
4,718	Avnet, Inc.	202,968
10,810	Barnes & Noble, Inc. (b)	251,008
12,600	Beazer Homes USA, Inc. (b)	243,936
9,142	Black Box Corp.	218,494
15,440	Blount International, Inc. (b)	271,281
8,782	Booz Allen Hamilton Holding Corp.	232,986
15,853	Boston Private Financial Holdings, Inc.	213,540
7,612	Brown Shoe Co., Inc.	244,726
20,536	Calix, Inc. (b)	205,771
2,497	Centene Corp. (b)	259,313
7,795	Century Aluminum Co. (b)	190,198
4,716	DeVry Education Group, Inc.	223,868
9,380	Diamond Resorts International, Inc. (b)	261,702
23,065	Dice Holdings, Inc. (b)	230,881
1,793	Dillard's, Inc., Class A	224,448
11,898	Douglas Dynamics, Inc.	254,974
2,468	DST Systems, Inc.	232,362
8,057	Emergent Biosolutions, Inc. (b)	219,392
3,533	ePlus, Inc. (b)	267,413
4,376	Euronet Worldwide, Inc. (b)	240,242
825	First Citizens BancShares, Inc., Class A	208,552
4,349	Foot Locker, Inc.	244,327
22,273	FutureFuel Corp.	289,994
18,621	Graphic Packaging Holding Co. (b)	253,618
4,565	Greatbatch, Inc. (b)	225,054
3,149	HCA Holdings, Inc. (b)	231,105
3,463	Hyatt Hotels Corp., Class A (b)	208,507
8,582	Insight Enterprises, Inc. (b)	222,188
13,702	Inteliquent, Inc.	268,970
10,527	Kimball Electronics, Inc. (b)	126,535
14,036	Kimball International, Inc., Class B	128,008
3,264	ManpowerGroup, Inc.	222,507
3,161	Marriott Vacations Worldwide Corp.	235,621
4,980	Nelnet, Inc., Class A	230,723
8,964	NeuStar, Inc., Class A (b)	249,199
3,356	PAREXEL International Corp. (b)	186,459

Shares	Security Description	Value

7,752	Park Electrochemical Corp.	$193,257
7,539	PrivateBancorp, Inc.	251,803
8,001	Qualys, Inc. (b)	302,038
15,346	Radian Group, Inc.	256,585
14,368	Resources Connection, Inc.	236,354
3,015	REX American Resources Corp. (b)	186,840
7,197	Sagent Pharmaceuticals, Inc. (b)	180,717
5,263	SEI Investments Co.	210,730
15,811	Select Medical Holdings Corp.	227,678
4,123	Skechers U.S.A., Inc., Class A (b)	227,796
6,325	Spirit AeroSystems Holdings, Inc., Class A (b)	272,228
2,448	SPX Corp.	210,332
7,458	Superior Energy Services, Inc.	150,279
4,458	Syntel, Inc. (b)	200,521
9,887	Take-Two Interactive Software, Inc. (b)	277,133
10,571	Taser International, Inc. (b)	279,920
21,624	The Wendy's Co.	195,265
5,132	Trinity Industries, Inc.	143,747
12,119	United Community Banks, Inc.	229,534
1,732	United Therapeutics Corp. (b)	224,277
4,119	Universal Electronics, Inc. (b)	267,859
10,315	VASCO Data Security International, Inc. (b)	290,986
5,936	VeriFone Systems, Inc. (b)	220,819
5,708	Voya Financial, Inc.	241,905
6,873	WesBanco, Inc.	239,180
6,497	West Corp.	214,401
4,083	West Pharmaceutical Services, Inc.	217,379
5,052	Western Refining, Inc.	190,865
6,049	Worthington Industries, Inc.	182,014
		16,703,499

Total Common Stock (Cost $28,626,284)	29,870,576

Total Equity Securities (Cost $28,626,284)	29,870,576
Money Market Fund - 6.5%
2,067,749	Dreyfus Treasury Prime Cash Management, 0.00% (c) (Cost $2,067,749)	2,067,749
Total Long Positions - 100.0% (Cost $30,694,033)*		$31,938,325
Total Short Positions - (93.4)% (Proceeds $(30,014,289))*		(29,830,636)
Other Assets & Liabilities, Net – 93.4%		29,830,834
Net Assets – 100.0%		$31,938,523

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value

Short Positions - (93.4)%
Common Stock - (93.4)%
Belgium - (1.3)%
(2,861)	Befimmo SA REIT	$(208,472)
(1,849)	Cofinimmo REIT	(214,281)
		(422,753)

Bermuda - (1.3)%
(4,501)	Golar LNG, Ltd.	(164,152)
(1,948)	Signet Jewelers, Ltd.	(256,298)
		(420,450)

Finland - (1.0)%
(7,638)	Nokian Renkaat OYJ	(186,318)
(18,552)	Stockmann OYJ Abp, Class B	(142,588)
		(328,906)

France - (1.4)%
(7,036)	Nexans SA	(215,313)
(4,026)	Rubis SCA	(229,755)
		(445,068)

Germany - (4.9)%
(16,852)	AIXTRON SE	(189,435)
(5,928)	Aurelius AG	(224,352)
(1,404)	Bertrandt AG	(193,753)
(2,575)	Bilfinger SE	(143,940)
(8,052)	Carl Zeiss Meditec AG	(204,611)
(5,581)	Gerry Weber International AG	(228,874)
(666)	KWS Saat AG	(217,499)
(5,265)	Salzgitter AG	(147,331)
		(1,549,795)

Hong Kong - (0.5)%
(29,000)	Galaxy Entertainment Group, Ltd.	(161,145)

Italy - (2.0)%
(9,493)	Atlantia SpA	(220,636)
(32,106)	Cementir Holding SpA	(194,054)
(15,473)	Pirelli & C. SpA	(208,691)
		(623,381)

Japan - (11.1)%
(21,500)	Aeon Co., Ltd.	(216,064)
(13,900)	Coca-Cola East Japan Co., Ltd.	(212,232)
(12,700)	Daiseki Co., Ltd.	(219,415)
(19,200)	F@N Communications, Inc.	(207,410)
(15,500)	Fancl Corp.	(220,508)
(11,900)	House Foods Group, Inc.	(205,372)
(14,500)	Kakaku.com, Inc.	(207,447)
(14,000)	Kansai Paint Co., Ltd.	(216,888)
(12,200)	M3, Inc.	(204,130)
(14,700)	Mitsubishi Tanabe Pharma Corp.	(215,482)
(6,700)	MonotaRO Co., Ltd.	(134,998)
(33,000)	Obayashi Corp.	(212,724)
(7,900)	OBIC Business Consultants, Ltd.	(218,516)
(16,100)	Rakuten, Inc.	(223,884)

Shares	Security Description	Value

(31,000)	Shimizu Corp.	$(210,554)
(6,800)	Temp Holdings Co., Ltd.	(213,379)
(35,300)	Tokyo Steel Manufacturing Co., Ltd.	(217,116)
		(3,556,119)

Netherlands - (2.7)%
(5,127)	ASM International NV	(217,122)
(2,135)	ASML Holding NV	(230,681)
(12,686)	Corbion NV	(210,680)
(9,478)	Fugro NV, ADR	(196,865)
		(855,348)

New Zealand - (0.7)%
(32,174)	Ryman Healthcare, Ltd.	(213,420)

Norway - (0.6)%
(11,300)	Gjensidige Forsikring ASA	(184,387)

Portugal - (0.5)%
(17,057)	Jeronimo Martins SGPS SA	(170,918)

Singapore - (0.8)%
(28,000)	Singapore Airlines, Ltd.	(244,257)

Spain - (1.1)%
(38,015)	Sacyr SA	(129,995)
(20,340)	Zardoya Otis SA	(225,563)
		(355,558)
Sweden - (0.6)%
(7,538)	Saab AB, Class B	(193,968)

Switzerland - (1.5)%
(10,227)	ABB, Ltd.	(216,384)
(41)	Chocoladefabriken Lindt & Sprungli AG	(202,723)
(9,449)	Meyer Burger Technology AG	(60,177)
		(479,284)

United Kingdom - (5.7)%
(9,706)	AVEVA Group PLC	(198,257)
(8,755)	Burberry Group PLC	(222,129)
(16,537)	Drax Group PLC	(118,420)
(14,721)	Hunting PLC	(121,133)
(29,759)	ICAP PLC	(208,378)
(29,379)	Ophir Energy PLC	(64,560)
(11,452)	Oxford Instruments PLC	(225,560)
(6,315)	Rotork PLC	(227,479)
(4,999)	Spirax-Sarco Engineering PLC	(222,540)
(11,518)	Telecom Plus PLC	(225,643)
		(1,834,099)

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value
United States - (55.7)%
(32,147)	8x8, Inc.	$(294,467)
(14,293)	Acacia Research Corp.	(242,123)
(3,820)	Air Methods Corp.	(168,195)
(5,072)	American Science & Engineering, Inc.	(263,237)
(13,923)	Aratana Therapeutics, Inc.	(248,108)
(5,121)	Arthur J. Gallagher & Co.	(241,097)
(4,442)	Artisan Partners Asset Management, Inc., Class A	(224,454)
(30,065)	Bazaarvoice, Inc.	(241,723)
(8,140)	Beacon Roofing Supply, Inc.	(226,292)
(3,155)	Belden, Inc.	(248,646)
(27,379)	BioScrip, Inc.	(191,379)
(9,850)	Bottomline Technologies de, Inc.	(249,008)
(10,607)	Bravo Brio Restaurant Group, Inc.	(147,543)
(4,569)	Cabela's, Inc.	(240,832)
(4,888)	Carpenter Technology Corp.	(240,734)
(4,542)	Cepheid	(245,904)
(2,781)	Cheniere Energy, Inc.	(195,782)
(3,801)	CLARCOR, Inc.	(253,299)
(5,664)	Cognex Corp.	(234,093)
(10,532)	Comverse, Inc.	(197,791)
(1,932)	Cracker Barrel Old Country Store, Inc.	(271,948)
(3,010)	DXP Enterprises, Inc.	(152,095)
(37,723)	E2open, Inc.	(362,518)
(9,090)	eHealth, Inc.	(226,523)
(14,750)	Endologix, Inc.	(225,528)
(1,039)	Equinix, Inc.	(235,572)
(6,642)	FireEye, Inc.	(209,754)
(7,159)	First Financial Bankshares, Inc.	(213,911)
(8,413)	FNF Group	(289,828)
(22,335)	GenMark Diagnostics, Inc.	(303,979)
(6,558)	Graham Corp.	(188,674)
(4,848)	Greenhill & Co., Inc.	(211,373)
(4,444)	Guidewire Software, Inc.	(225,000)
(4,466)	Gulfport Energy Corp.	(186,411)
(20,571)	Halozyme Therapeutics, Inc.	(198,510)
(7,367)	Healthcare Services Group, Inc.	(227,861)
(5,065)	Hibbett Sports, Inc.	(245,298)
(13,963)	Horsehead Holding Corp.	(221,034)
(36,647)	Ignite Restaurant Group, Inc.	(288,412)
(5,562)	Independent Bank Corp.	(238,109)
(1,811)	Intercept Pharmaceuticals, Inc.	(282,516)
(11,922)	Interface, Inc.	(196,355)
(30,205)	Internap Corp.	(240,432)
(17,968)	Ironwood Pharmaceuticals, Inc.	(275,270)
(23,723)	Ixia	(266,884)
(4,368)	j2 Global, Inc.	(270,816)
(14,355)	Kearny Financial Corp.	(197,381)
(47,814)	LeapFrog Enterprises, Inc.	(225,682)
(4,054)	Life Time Fitness, Inc.	(229,538)
(17,166)	Louisiana-Pacific Corp.	(284,269)

Shares	Security Description	Value

(2,978)	Lumber Liquidators Holdings, Inc.	$(197,471)
(354)	Markel Corp.	(241,725)
(8,927)	MDC Holdings, Inc.	(236,298)
(12,250)	Meridian Bioscience, Inc.	(201,635)
(3,868)	MSA Safety, Inc.	(205,352)
(1,497)	MWI Veterinary Supply, Inc.	(254,355)
(4,980)	PacWest Bancorp	(226,391)
(2,096)	Palo Alto Networks, Inc.	(256,907)
(8,374)	PROS Holdings, Inc.	(230,118)
(3,354)	Proto Labs, Inc.	(225,255)
(6,471)	Raven Industries, Inc.	(161,775)
(66,258)	ServiceSource International, Inc.	(310,087)
(22,509)	Silicon Graphics International Corp.	(256,152)
(34,126)	Silver Spring Networks, Inc.	(287,682)
(7,185)	Southern Copper Corp.	(202,617)
(39,187)	Sprint Corp.	(162,626)
(17,260)	STAAR Surgical Co.	(157,239)
(17,717)	Synergy Resources Corp.	(222,171)
(12,114)	TCP Capital Corp.	(203,273)
(4,025)	Texas Capital Bancshares, Inc.	(218,678)
(4,027)	The Cheesecake Factory, Inc.	(202,598)
(11,611)	Tumi Holdings, Inc.	(275,529)
(3,874)	ViaSat, Inc.	(244,178)
(8,452)	ViewPoint Financial Group, Inc.	(201,580)
(4,048)	Westamerica Bancorporation	(198,433)
(7,271)	Wright Medical Group, Inc.	(195,372)
(10,231)	YRC Worldwide, Inc.	(230,095)
		(17,791,780)

Total Common Stock (Proceeds $(30,014,289))	(29,830,636)
Total Short Positions - (93.4)% (Proceeds $(30,014,289))	$(29,830,636)

LMCG GLOBAL MARKET NEUTRAL FUND
NOTES TO SCHEDULE OF INVESTMENTS AND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2014

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

(a)	All or a portion of these securities are held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Variable rate security. Rate presented is as of December 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,081,725
Gross Unrealized Depreciation	(1,653,780)
Net Unrealized Appreciation	$1,427,945

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and liabilities as of December 31, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$-	$416,761	$-	$416,761
Austria	-	156,240	-	156,240
Belgium	-	235,444	-	235,444
Bermuda	860,446	-	-	860,446
Curacao	221,542	-	-	221,542
Denmark	-	489,950	-	489,950
Finland	-	168,620	-	168,620
France	-	552,038	-	552,038
Germany	-	1,349,675	-	1,349,675
Hong Kong	-	232,888	-	232,888
Japan	-	3,916,638	-	3,916,638
Jersey	-	221,498	-	221,498
Netherlands	-	421,757	-	421,757
Norway	-	616,960	-	616,960
Portugal	-	232,411	-	232,411
Sweden	-	884,598	-	884,598
Switzerland	-	825,549	-	825,549
United Kingdom	-	1,364,062	-	1,364,062
United States	16,703,499	-	-	16,703,499
Money Market Fund	-	2,067,749	-	2,067,749
Total Investments At Value	$17,785,487	$14,152,838	$-	$31,938,325
Total Assets	$17,785,487	$14,152,838	$-	$31,938,325

LMCG GLOBAL MARKET NEUTRAL FUND
NOTES TO SCHEDULE OF INVESTMENTS AND SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2014

Level 1	Level 2	Level 3	Total

Liabilities

Securities Sold Short

Common Stock
Belgium	$-	$(422,753)	$-	$(422,753)
Bermuda	(420,450)	-	-	(420,450)
Finland	-	(328,906)	-	(328,906)
France	-	(445,068)	-	(445,068)
Germany	-	(1,549,795)	-	(1,549,795)
Hong Kong	-	(161,145)	-	(161,145)
Italy	-	(623,381)	-	(623,381)
Japan	-	(3,556,119)	-	(3,556,119)
Netherlands	-	(855,348)	-	(855,348)
New Zealand	-	(213,420)	-	(213,420)
Norway	-	(184,387)	-	(184,387)
Portugal	-	(170,918)	-	(170,918)
Singapore	-	(244,257)	-	(244,257)
Spain	-	(355,558)	-	(355,558)
Sweden	-	(193,968)	-	(193,968)
Switzerland	-	(479,284)	-	(479,284)
United Kingdom	-	(1,834,099)	-	(1,834,099)
United States	(17,791,780)	-	-	(17,791,780)
Total Securities Sold Short	$(18,212,230)	$(11,618,406)	$-	$(29,830,636)
Total Liabilities	$(18,212,230)	$(11,618,406)	$-	$(29,830,636)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.
At December 31, 2014, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:
LMCG Global Market Neutral Fund

Long Securities 44.31%
Short Securities (36.38)%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value

Equity Securities - 87.5%
Common Stock - 87.1%
Australia - 0.7%
4,048	Scentre Group REIT (a)	$11,469

Austria - 0.3%
90	Oesterreichische Post AG	4,390

Bermuda - 0.2%
199	Nabors Industries, Ltd.	2,583

Brazil - 0.5%
400	Banco do Brasil SA	3,604
500	Hypermarcas SA (a)	3,149
233	Vale SA, ADR	1,692
		8,445
Canada - 1.5%
231	Crescent Point Energy Corp.	5,351
234	Goldcorp, Inc.	4,334
200	Intact Financial Corp.	14,434
		24,119
China - 1.6%
16,000	Bank of China, Ltd., Class H	8,980
10,000	China Railway Group, Ltd. Class H	8,179
17,000	GOME Electrical Appliances Holding, Ltd.	2,485
400	Tencent Holdings, Ltd.	5,787
		25,431
Denmark - 0.2%
70	NKT Holding A/S	3,749

France - 2.6%
179	BNP Paribas SA	10,567
103	Sanofi	9,391
225	Total SA	11,527
203	Vinci SA	11,084
		42,569
Germany - 4.3%
70	Allianz SE	11,594
118	BASF SE	9,898
100	Bayer AG	13,631
140	Daimler AG	11,628
140	Freenet AG	3,980
136	SAP SE	9,497
94	Siemens AG	10,547
		70,775
Hong Kong - 0.8%
500	China Mobile, Ltd.	5,856
800	Dah Sing Financial Holdings, Ltd.	4,647
4,000	Shun Tak Holdings, Ltd.	1,844
		12,347

Shares	Security Description	Value
India - 0.3%
165	Reliance Industries, Ltd., GDR (b)	$4,659

Indonesia - 0.3%
10,100	Bank Negara Indonesia Persero Tbk PT	4,949

Ireland - 0.5%
381	Fly Leasing, Ltd., ADR	5,010
126	Smurfit Kappa Group PLC	2,825
		7,835
Italy - 0.8%
956	Enel SpA	4,261
2,834	Intesa Sanpaolo SpA	8,221
		12,482
Japan - 7.7%
100	Aoyama Trading Co., Ltd.	2,185
1,000	Furukawa Electric Co., Ltd.	1,659
400	Honda Motor Co., Ltd.	11,735
2,000	Kawasaki Kisen Kaisha, Ltd.	5,343
2,000	Mitsubishi UFJ Financial Group, Inc.	10,988
2,000	Mitsui Engineering & Shipbuilding Co., Ltd.	3,515
200	NS Solutions Corp.	5,350
100	Obic Co., Ltd.	3,245
100	SoftBank Corp.	5,952
700	Sumitomo Electric Industries, Ltd.	8,743
2,000	The Joyo Bank, Ltd.	9,904
3,000	Tobu Railway Co., Ltd.	12,828
1,000	Toppan Printing Co., Ltd.	6,497
1,000	Toray Industries, Inc.	7,990
200	Toyota Motor Corp.	12,464
300	West Japan Railway Co.	14,184
200	Yamaha Corp.	2,948
		125,530
Malaysia - 0.4%
3,100	IJM Corp Bhd	5,821

Malta - 0.3%
90	Unibet Group PLC, SDR	5,652

Mexico - 0.3%
5,000	America Movil SAB de CV, Class L	5,558

New Zealand - 0.3%
980	SKY Network Television, Ltd.	4,601

Norway - 0.2%
167	Salmar ASA	2,843

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value
Republic Of South Korea - 1.1%
19	Hyundai Motor Co. (a)	$2,902
293	Industrial Bank of Korea (a)	3,748
6	Samsung Electronics Co., Ltd.	7,214
90	Shinhan Financial Group Co., Ltd. (a)	3,618
		17,482
Singapore - 0.6%
3,000	Singapore Press Holdings, Ltd.	9,523

South Africa - 0.5%
590	Mediclinic International, Ltd.	5,107
185	MTN Group, Ltd.	3,519
		8,626
Spain - 0.7%
1,460	Banco Santander SA	12,254

Sweden - 1.2%
154	ICA Gruppen AB	5,996
394	Investor AB, Class B	14,325
		20,321
Switzerland - 1.6%
5	Forbo Holding AG	5,005
13	Helvetia Holding AG	6,177
211	Nestle SA	15,382
		26,564
Taiwan - 0.7%
1,000	Hon Hai Precision Industry Co., Ltd.	2,762
1,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,405
3,180	Uni-President Enterprises Corp.	5,029
		12,196
United Kingdom - 4.8%
9,500	Assura Group, Ltd. REIT	7,548
411	BHP Billiton PLC (a)	8,808
186	British American Tobacco PLC	10,080
213	Close Brothers Group PLC	4,922
421	GlaxoSmithKline PLC	9,032
200	Hikma Pharmaceuticals PLC	6,136
301	Royal Dutch Shell PLC, Class B	10,400
145	Whitbread PLC	10,731
192	Wolseley PLC	10,977
		78,634
United States - 52.1%
260	Abbott Laboratories	11,705
532	AES Corp.	7,326
109	Agilent Technologies, Inc.	4,462
260	AGL Resources, Inc.	14,173
62	Akamai Technologies, Inc. (a)	3,904
106	Align Technology, Inc. (a)	5,926
83	Allegheny Technologies, Inc.	2,886

Shares	Security Description	Value
53	Alnylam Pharmaceuticals, Inc. (a)	$5,141
187	Altera Corp.	6,908
32	Amazon.com, Inc. (a)	9,931
424	American Eagle Outfitters, Inc.	5,885
194	AmerisourceBergen Corp.	17,491
65	Apache Corp.	4,074
302	Apple, Inc.	33,335
322	Applied Materials, Inc.	8,024
461	Bank of America Corp.	8,247
19	BlackRock, Inc.	6,794
213	Boise Cascade Co. (a)	7,913
448	Cadence Design Systems, Inc. (a)	8,499
102	Capital One Financial Corp.	8,420
128	Celgene Corp. (a)	14,318
52	Cerner Corp. (a)	3,362
83	Charles River Laboratories International, Inc. (a)	5,282
69	Chevron Corp.	7,740
199	Cintas Corp.	15,610
324	Cisco Systems, Inc.	9,012
159	Citigroup, Inc.	8,604
75	Clean Harbors, Inc. (a)	3,604
139	Cogent Communications Holdings, Inc.	4,919
213	Comerica, Inc.	9,977
194	Community Health Systems, Inc. (a)	10,461
82	Danaher Corp.	7,028
136	Dealertrack Technologies, Inc. (a)	6,026
156	Dick's Sporting Goods, Inc.	7,745
210	Diebold, Inc.	7,274
185	EMC Corp.	5,502
99	Emerson Electric Co.	6,111
195	ExlService Holdings, Inc. (a)	5,598
170	Expeditors International of Washington, Inc.	7,584
524	Fifth Third Bancorp	10,677
587	General Electric Co.	14,834
194	Gilead Sciences, Inc. (a)	18,286
23	Google, Inc., Class A (a)	12,205
8	Google, Inc., Class C (a)	4,211
138	Heartland Payment Systems, Inc.	7,445
220	Hexcel Corp. (a)	9,128
269	Intel Corp.	9,762
1,088	Internap Corp. (a)	8,661
260	International Paper Co.	13,931
377	JPMorgan Chase & Co.	23,593
126	Juniper Networks, Inc.	2,812
52	Keysight Technologies, Inc. (a)	1,756
325	Kforce, Inc.	7,842
170	Lincoln National Corp.	9,804
97	Lithia Motors, Inc., Class A	8,409
245	Marsh & McLennan Cos., Inc.	14,024
45	Martin Marietta Materials, Inc.	4,964

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value
220	MasterCard, Inc., Class A	$18,955
158	MAXIMUS, Inc.	8,665
140	Merck & Co., Inc.	7,951
247	Micron Technology, Inc. (a)	8,648
226	Microsoft Corp.	10,498
294	New York Community Bancorp, Inc.	4,704
165	Oracle Corp.	7,420
172	PAREXEL International Corp. (a)	9,556
96	PepsiCo, Inc.	9,078
234	Pfizer, Inc.	7,289
44	Pioneer Natural Resources Co.	6,549
199	Portland General Electric Co.	7,528
151	QUALCOMM, Inc.	11,224
202	Rice Energy, Inc. (a)	4,236
43	Rockwell Automation, Inc.	4,782
84	SanDisk Corp.	8,230
126	Schlumberger, Ltd.	10,762
180	Sotheby's	7,772
160	Spectra Energy Corp.	5,808
45	Starbucks Corp.	3,692
126	State Street Corp.	9,891
170	SunTrust Banks, Inc.	7,123
166	Synchronoss Technologies, Inc. (a)	6,949
170	Sysco Corp.	6,747
397	TCF Financial Corp.	6,308
131	The Advisory Board Co. (a)	6,416
250	The Dow Chemical Co.	11,403
35	The Goldman Sachs Group, Inc.	6,784
328	The Interpublic Group of Cos., Inc.	6,813
41	The Ultimate Software Group, Inc. (a)	6,019
42	Towers Watson & Co., Class A	4,753
89	Union Pacific Corp.	10,603
109	United Technologies Corp.	12,535
226	Unum Group	7,883
199	Valero Energy Corp.	9,851
226	Vantiv, Inc., Class A (a)	7,666
170	Wells Fargo & Co.	9,319
83	Williams-Sonoma, Inc.	6,281
467	WisdomTree Investments, Inc.	7,320
245	Xcel Energy, Inc.	8,800
555	Xerox Corp.	7,692
424	Zions Bancorp.	12,088
		851,736

Total Common Stock (Cost $1,344,834)	1,423,143
Shares	Security Description	Rate	Value

Preferred Stock - 0.4%
Brazil - 0.4%
500	Banco Bradesco SA	0.65%	$6,643

Total Preferred Stock (Cost $6,737)	6,643

Total Equity Securities (Cost $1,351,571)	1,429,786

Principal	Security Description	Value

Fixed Income Securities - 0.9%
Exchange Traded Note - 0.9%
$210	iPath MSCI India Index ETN (a) (Cost $11,023)	14,626

Total Fixed Income Securities (Cost $11,023)	14,626

Shares	Security Description	Value
Investment Companies - 7.6%
135	iShares MSCI ACWI ETF	7,897
491	iShares MSCI All Country Asia ex Japan ETF	29,917
216	iShares MSCI EAFE ETF	13,141
502	iShares MSCI EAFE Small-Cap ETF	23,448
60	iShares MSCI Emerging Markets ETF	2,357
121	iShares MSCI Turkey ETF (a)	6,572
434	iShares Russell 1000 Growth ETF	41,495
Total Investment Companies (Cost $121,972)		124,827
Money Market Fund - 1.0%
15,938	Dreyfus Treasury Prime Cash Management, 0.00% (c) (Cost $15,938)	15,938
Total Investments - 97.0% (Cost $1,500,504)*		$1,585,177
Other Assets & Liabilities, Net – 3.0%		48,918
Net Assets – 100.0%		$1,634,095

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $4,659 or 0.3% of net assets.
(c)	Variable rate security. Rate presented is as of December 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$152,073
Gross Unrealized Depreciation	(67,400)
Net Unrealized Appreciation	$84,673

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$-	$11,469	$-	$11,469
Austria	-	4,390	-	4,390
Bermuda	2,583	-	-	2,583
Brazil	1,692	6,753	-	8,445
Canada	24,119	-	-	24,119
China	-	25,431	-	25,431
Denmark	-	3,749	-	3,749
France	-	42,569	-	42,569
Germany	-	70,775	-	70,775
Hong Kong	-	12,347	-	12,347
India	4,659	-	-	4,659
Indonesia	-	4,949	-	4,949
Ireland	5,010	2,825	-	7,835
Italy	-	12,482	-	12,482
Japan	-	125,530	-	125,530
Malaysia	-	5,821	-	5,821
Malta	-	5,652	-	5,652
Mexico	5,558	-	-	5,558
New Zealand	-	4,601	-	4,601
Norway	-	2,843	-	2,843
Republic Of South Korea	-	17,482	-	17,482
Singapore	-	9,523	-	9,523
South Africa	-	8,626	-	8,626
Spain	-	12,254	-	12,254
Sweden	-	20,321	-	20,321
Switzerland	-	26,564	-	26,564
Taiwan	-	12,196	-	12,196
United Kingdom	-	78,634	-	78,634
United States	851,736	-	-	851,736
Preferred Stock
Brazil	-	6,643	-	6,643
Exchange Traded Note	14,626	-	-	14,626
Investment Companies	124,827	-	-	124,827
Money Market Fund	-	15,938	-	15,938
Total Investments At Value	$1,034,810	$550,367	$-	$1,585,177

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.
At December 31, 2014, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global Multicap Fund

Long Securities 33.68%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK HARD CURRENCY FUND DECEMBER 31, 2014
SCHEDULE OF INVESTMENTS (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds (a)- 51.1%
Non-U.S. Government - New Zealand - 4.8%
12,200,000	New Zealand Government Bond, Series 415 (b)	NZD	6.000%	04/15/15	$9,583,294
Non-U.S. Government - Singapore - 3.6%
9,500,000	Singapore Government Bond	SGD	2.875	07/01/15	7,254,618
Non-U.S. Government - United Kingdom - 18.3%
23,500,000	United Kingdom Gilt (b)	GBP	2.750	01/22/15	36,677,048
Non-U.S. Government Agency - Germany - 5.0%
6,300,000	KFW, EMTN	GBP	2.750	09/07/15	9,970,216
Regional Authority - Australia - 4.3%
10,500,000	Western Australian Treasury Corp., Series 15	AUD	7.000	04/15/15	8,680,911
Suprantional - Europe - 15.1%
19,700,000	European Investment Bank, EMTN	EUR	3.125	10/15/15	24,408,646
5,000,000	European Financial Stability Facility, Series 2, EMTN (b)	EUR	0.080	07/15/15	6,050,874
					30,459,520

Total Foreign Bonds (Cost $108,437,935)					102,625,607
Foreign Treasury Securities (a)- 25.2%
Central Bank - Singapore - 5.0%
13,300,000	Monetary Authority of Singapore, Series 28 (c)	SGD	0.456	01/02/15	10,040,388
Non-U.S. Government - Belgium - 4.5%
7,500,000	Belgium Treasury Bill, Series 364D (c)	EUR	0.000	02/12/15	9,076,338
Non-U.S. Government - Canada - 2.9%
6,800,000	Canadian Treasury Bill (c)	CAD	0.896	03/26/15	5,840,637
Non-U.S. Government - Ireland - 5.0%
8,200,000	Republic of Ireland Treasury Bill (c)	EUR	0.050	05/25/15	9,923,672
Non-U.S. Government - Norway - 3.0%
45,500,000	Norway Treasury Bill, Series 26 (c)	NOK	0.955	03/18/15	6,091,206
Non-U.S. Government - Sweden - 4.8%
74,500,000	Sweden Treasury Bill, Series 187 (c)	SEK	0.050	03/18/15	9,555,693

Total Foreign Treasury Securities (Cost $52,354,297)	50,527,934

Shares

Exchange Traded Product - United States - 18.4%
3,129,800	Merk Gold Trust (d)(e) (Cost $40,317,145)	USD	36,962,625

Money Market Fund - 0.2%
517,177	Morgan Stanley Institutional Liquidity Fund (f) (Cost $517,177)	USD	0.010	517,177

Total Investments – 94.9% (Cost $201,626,554)*	$190,633,343

Foreign Currencies – 4.4% (Cost $8,907,867)	8,842,540
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.2%	359,223
Other Assets and Liabilities, Net – 0.5%	1,102,972
NET ASSETS – 100.0%	$200,938,078

EMTN	European Medium Term Note

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contracts and future contract exposures.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $52,311,216 or 26.0% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.

(d)	Non-income producing security.
(e)	Affiliate.
(f)	Variable rate security. Rate presented is as of December 31, 2014.

1

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,227
Gross Unrealized Depreciation	(11,004,438)
Net Unrealized Depreciation	$(10,993,211)

At December 31, 2014, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

25	Gold 100 oz. Future	02/27/15	$2,990,750	$(30,500)

Affiliated investments are investments that are managed by the adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments.  Transactions during the period with affiliates were as follows:

Exchange Traded Product
Merk Gold Trust	Balance 03/31/14	Gross Additions	Gross Reductions	Balance 12/31/14	Realized Gain	Investment Income
Shares/Principal		3,129,800		3,129,800
Cost	$-	$40,317,145	$-	$40,317,145	$-	$-
Value	$-	$40,317,145	$-	$36,962,625

As of December 31, 2014, Merk Hard Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(17,360,010)	Swiss Franc	01/14/15	$(18,014,868)	$549,483
(16,000,000)	Swiss Franc	01/14/15	(16,603,556)	506,436
13,756,939	Euro	01/14/15	17,167,724	(518,571)
14,000,000	Euro	01/14/15	17,469,592	(526,277)
(700,000,000)	Japanese Yen	01/14/15	(5,935,090)	90,331
(700,000,000)	Japanese Yen	01/14/15	(5,935,392)	90,633
(575,000,000)	Japanese Yen	01/14/15	(4,875,294)	74,241
(700,000,000)	Japanese Yen	01/14/15	(5,935,191)	90,431
(4,368,012)	Singapore Dollar	01/05/15	(3,300,000)	2,516
				$359,223

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$102,625,607	$-	$102,625,607
Foreign Treasury Bills	-	50,527,934	-	50,527,934
Exchange Traded Product	36,962,625	-	-	36,962,625
Money Market Fund	-	517,177	-	517,177
Total Investments At Value	$36,962,625	$153,670,718	$-	$190,633,343
Other Financial Instruments**
Forward Currency Contracts	$-	$1,404,071	$-	$1,404,071
Total Assets	$36,962,625	$155,074,789	$-	$192,037,414

2

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(1,044,848)	$-	$(1,044,848)
Futures	(30,500)	-	-	(30,500)
Total Liabilities	$(30,500)	$(1,044,848)	$-	$(1,075,348)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

MERK ASIAN CURRENCY FUND DECEMBER 31, 2014
SCHEDULE OF INVESTMENTS (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds (a) - 44.6%
Central Bank - China - 5.1%
9,000,000	China Construction Bank Corp. (b)	CNH	3.250%	06/28/15	$1,445,096
Industrial - United States - 3.4%
6,000,000	Caterpillar Financial Services Corp., EMTN (b)	CNH	3.250	06/26/15	964,160
Materials - France - 3.7%
6,500,000	Air Liquide Finance SA (b)	CNH	3.000	09/19/16	1,038,805
Non-U.S. Government - China - 4.5%
8,000,000	China Government Bond (b)	CNH	1.400	08/18/16	1,250,802
Non-U.S. Government - Singapore - 4.6%
1,700,000	Singapore Government Bond	SGD	2.875	07/01/15	1,298,195
Suprantional - Global - 23.3%
41,000,000	International Finance Corp., EMTN (c)	CNH	3.800	02/11/15	6,567,187

Toal Foreign Bonds (Cost $12,732,726)					12,564,245
Foreign Treasury Securities (a) - 4.8%
Central Bank - Singapore - 4.8%
1,800,000	Monetary Authority of Singapore, Series 28 (c) (Cost $1,372,402)	SGD	0.456	01/02/15	1,358,849

U.S. Government & Agency Obligations (a) - 31.2%
U.S. Treasury Bills - 31.2%
5,000,000	U.S. Treasury Bill (d)	USD	0.050	05/07/15	4,999,305
3,800,000	U.S. Treasury Bill (d)	USD	0.105	07/02/15	3,797,781

Total U.S. Government & Agency Obligations (Cost $8,797,116)					8,797,086
Time Deposit (a) - 9.6%
8,400,000	Barclays Capital, Inc.	CNH	3.300	02/11/15	1,351,286
8,400,000	Deutsche Bank	CNH	4.270	02/11/15	1,351,286
Total Time Deposit (Cost $2,709,110)					2,702,572

Shares

Money Market Fund - 1.9%
532,673	Morgan Stanley Institutional Liquidity Fund (e) (Cost $532,673)	USD	0.010	532,673

Total Investments – 92.1% (Cost $26,144,027)*	$25,955,425
Foreign Currencies – 7.3% (Cost $2,070,963)	2,067,402
Net Unrealized Gain/Loss on Forward Currency Contracts – (0.6)%	(159,390)
Other Assets and Liabilities, Net – 1.2%	322,651
NET ASSETS – 100.0%	$28,186,088
EMTN	European Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contracts.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $4,698,863 or 16.7% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Rate presented is yield to maturity.
(e)	Variable rate security. Rate presented is as of December 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$182
Gross Unrealized Depreciation	(188,784)
Net Unrealized Depreciation	$(188,602)

1

As of December 31, 2014, Merk Asian Currency Fund had the following forward currency contracts outstanding:
Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
139,700,000	China Renminbi (Yuan)	01/14/15	$22,733,930	$(135,124)
99,500,000	Indian Rupee	01/14/15	1,598,676	(28,014)
(200,000,000)	Japanese Yen	01/14/15	(1,672,274)	2,343
1,700,000,000	South Korean Won	01/14/15	1,521,321	27,733
(3,400,000)	Singapore Dollar	01/05/15	(2,568,209)	1,493
3,400,000	Singapore Dollar	01/07/15	2,568,092	(1,873)
49,000,000	New Taiwan Dollar	01/14/15	1,575,968	(25,948)
				$(159,390)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$12,564,245	$-	$12,564,245
Foreign Treasury Securities	-	1,358,849	-	1,358,849
U.S. Treasury Bills	-	8,797,086	-	8,797,086
Time Deposit	-	2,702,572	-	2,702,572
Money Market Fund	-	532,673	-	532,673
Total Investments At Value	$-	$25,955,425	$-	$25,955,425

Other Financial Instruments**
Forward Currency Contracts	-	31,569	-	31,569
Total Assets	$-	$25,986,994	$-	$25,986,994
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(190,959)	-	(190,959)
Total Liabilities	$-	$(190,959)	$-	$(190,959)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND DECEMBER 31, 2014
SCHEDULE OF INVESTMENTS (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds(a) - 43.0%
Non-U.S. Government - Australia - 3.6%
2,100,000	Australia Government Bond, Series 119	AUD	6.250%	04/15/15	$1,733,108
Non-U.S. Government - New Zealand - 3.9%
2,450,000	New Zealand Government Bond, Series 415 (b)	NZD	6.000	04/15/15	1,924,514
Non-U.S. Government - United Kingdom - 4.1%
1,250,000	United Kingdom Gilt (b)	GBP	4.750	09/07/15	2,006,981
Non-U.S. Government Agency - Germany - 4.1%
1,250,000	KFW, EMTN	GBP	2.750	09/07/15	1,978,217
Regional Authority - Australia - 16.6%
1,700,000	New South Wales Treasury Corp., Series 15	AUD	6.000	04/01/15	1,399,693
2,100,000	Queensland Treasury Corp., Series 15 (b)	AUD	6.000	10/21/15	1,761,745
2,200,000	Treasury Corp of Victoria	AUD	2.750	11/10/15	1,801,296
2,000,000	Treasury Corp of Victoria, Series 815	AUD	8.000	08/17/15	1,688,486
1,700,000	Western Australian Treasury Corp., Series 15	AUD	7.000	04/15/15	1,405,481
					8,056,701
Regional Authority - Canada - 7.1%
2,200,000	Province of Manitoba Canada	CAD	5.200	12/03/15	1,964,718
1,700,000	Province of New Brunswick Canada	CAD	4.500	02/04/15	1,467,227
					3,431,945
Supranational - Europe - 3.6%
1,400,000	European Investment Bank, EMTN	EUR	3.125	10/15/15	1,734,625

Total Foreign Bonds (Cost $22,089,012)					20,866,091
Foreign Treasury Securities - 25.9%
Non-U.S. Government - Belgium - 2.4%
950,000	Belgium Treasury Bill, Series 364D (c)	EUR	0.000	02/12/15	1,149,670
Non-U.S. Government - Canada - 3.2%
1,800,000	Canadian Treasury Bill (c)	CAD	0.896	03/26/15	1,546,051
Non-U.S. Government - Ireland - 3.5%
1,400,000	Republic of Ireland Treasury Bill (c)	EUR	0.020	05/25/15	1,694,285
Non-U.S. Government - Norway - 3.1%
11,400,000	Norway Treasury Bill, Series 26 (c)	NOK	0.955	03/18/15	1,526,148
Non-U.S. Government - Sweden - 13.7%
51,700,000	Sweden Treasury Bill, Series 187 (c)	SEK	0.050	03/18/15	6,631,266

Total Foreign Treasury Securities (Cost $12,890,637)					12,547,420
U.S. Government & Agency Obligations - 17.5%
U.S. Treasury Bills - 17.5%
6,000,000	U.S. Treasury Bill (d)	USD	0.0150-0.030	03/26/15	5,999,826
2,500,000	U.S. Treasury Bill (d)	USD	0.050	05/07/15	2,499,653

Total U.S. Government & Agency Obligations(Cost $8,499,283)				8,499,479
Money Market Fund - 7.7%
3,710,092	Morgan Stanley Institutional Liquidity Fund (e) (Cost $3,710,092)	USD	0.010	$3,710,092

Total Investments – 94.1% (Cost $47,189,024)*	45,623,082

Foreign Currencies – 2.0% (Cost $985,734)	982,446
Net Unrealized Gain/Loss on Forward Currency Contracts – 2.8%	1,376,408
Other Assets and Liabilities, Net – 1.1%	521,154
NET ASSETS – 100.0%	$48,503,090
EMTN	European Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $5,693,240 or 11.7% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Rate presented is yield to maturity.
(e)	Variable rate security. Rate presented is as of December 31, 2014.

1

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,168
Gross Unrealized Depreciation	(1,569,110)
Net Unrealized Depreciation	$(1,565,942)

As of December 31, 2014, Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:
Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
3,380,000	Australian Dollar	01/21/15	$2,746,138	$8,936
415,000	Australian Dollar	01/21/15	339,471	(1,199)
2,030,000	Australian Dollar	01/21/15	1,671,419	(16,740)
(1,410,000)	Australian Dollar	01/21/15	(1,140,690)	(8,618)
(5,060,000)	Australian Dollar	01/21/15	(4,178,416)	53,951
(2,945,000)	Australian Dollar	01/21/15	(2,411,221)	10,717
(290,000)	Australian Dollar	01/21/15	(235,721)	(662)
(160,000)	Australian Dollar	01/21/15	(130,729)	312
(1,360,000)	Australian Dollar	01/21/15	(1,110,265)	1,713
(2,170,000)	Australian Dollar	01/21/15	(1,769,575)	782
15,970,000	Australian Dollar	01/21/15	13,121,487	(104,152)
(570,000)	Australian Dollar	01/21/15	(462,545)	(2,068)
(10,000,000)	Australian Dollar	01/21/15	(8,278,922)	127,804
(11,769,000)	Australian Dollar	01/21/15	(9,744,993)	151,943
(100,000)	Australian Dollar	01/21/15	(80,961)	(551)
4,255,000	Australian Dollar	01/21/15	3,530,616	(62,315)
(805,000)	Canadian Dollars	01/21/15	(692,068)	(501)
(40,000)	Canadian Dollars	01/21/15	(34,429)	16
1,650,000	Canadian Dollars	01/21/15	1,418,477	1,075
(300,000)	Canadian Dollars	01/21/15	(258,013)	(87)
495,000	Canadian Dollars	01/21/15	427,831	(1,965)
(3,205,000)	Canadian Dollars	01/21/15	(2,762,519)	5,148
1,560,000	Canadian Dollars	01/21/15	1,344,039	(1,918)
(10,795,000)	Canadian Dollars	01/21/15	(9,277,784)	(9,525)
275,000	Canadian Dollars	01/21/15	236,265	327
1,280,000	Canadian Dollars	01/21/15	1,114,835	(13,607)
(80,000)	Canadian Dollars	01/21/15	(68,785)	(42)
(1,520,000)	Canadian Dollars	01/21/15	(1,302,451)	(5,257)
(440,000)	Canadian Dollars	01/21/15	(378,743)	195
(440,000)	Canadian Dollars	01/21/15	(382,323)	3,775
(2,677,000)	Canadian Dollars	01/21/15	(2,329,082)	25,967
135,000	Swiss Franc	01/21/15	139,589	(3,753)
(305,000)	Swiss Franc	01/21/15	(309,081)	2,194
(1,075,000)	Swiss Franc	01/21/15	(1,090,814)	9,162
2,055,000	Swiss Franc	01/21/15	2,128,746	(61,030)
(3,825,000)	Swiss Franc	01/21/15	(3,969,976)	121,307
(1,575,000)	Swiss Franc	01/21/15	(1,606,238)	21,492
(1,330,000)	Swiss Franc	01/21/15	(1,371,525)	33,295
(4,855,000)	Swiss Franc	01/21/15	(5,067,231)	182,188
1,855,000	Swiss Franc	01/21/15	1,877,635	(11,156)
(3,115,000)	Swiss Franc	01/21/15	(3,174,890)	40,614
2,360,000	Swiss Franc	01/21/15	2,442,612	(68,008)
1,890,000	Swiss Franc	01/21/15	1,929,771	(28,075)
(2,660,000)	Swiss Franc	01/21/15	(2,758,915)	82,455
490,000	Swiss Franc	01/21/15	496,460	(3,428)
590,000	Euro	01/21/15	719,058	(4,964)
(1,990,000)	Euro	01/21/15	(2,466,878)	58,321
3,935,000	Euro	01/21/15	4,889,737	(127,088)
(7,380,000)	Euro	01/21/15	(9,248,187)	315,951
(1,910,000)	Euro	01/21/15	(2,342,641)	30,911
545,000	Euro	01/21/15	669,665	(10,035)
(1,585,000)	Euro	01/21/15	(1,929,039)	10,665
730,000	Euro	01/21/15	909,141	(25,600)
(2,025,000)	Euro	01/21/15	(2,523,477)	72,559
(455,000)	Euro	01/21/15	(559,062)	8,362
(95,000)	Euro	01/21/15	(115,734)	752

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
500,000	Euro	01/21/15	$610,068	$(4,903)
790,000	Euro	01/21/15	982,619	(26,458)
605,000	Euro	01/21/15	752,079	(19,829)
(335,000)	Pounds Sterling	01/21/15	(521,276)	(768)
230,000	Pounds Sterling	01/21/15	356,369	2,050
555,000	Pounds Sterling	01/21/15	866,746	(1,867)
385,000	Pounds Sterling	01/21/15	602,964	(3,003)
180,000	Pounds Sterling	01/21/15	279,775	727
(1,840,000)	Pounds Sterling	01/21/15	(2,890,244)	22,897
(1,085,000)	Pounds Sterling	01/21/15	(1,694,725)	3,925
1,350,000	Pounds Sterling	01/21/15	2,117,103	(13,343)
(550,000)	Pounds Sterling	01/21/15	(855,354)	(1,734)
(7,030,000)	Pounds Sterling	01/21/15	(11,069,684)	114,547
5,800,000	Pounds Sterling	01/21/15	9,102,293	(63,915)
1,070,000	Pounds Sterling	01/21/15	1,674,954	(7,529)
(2,600,000)	Pounds Sterling	01/21/15	(4,092,010)	40,324
2,355,000	Pounds Sterling	01/21/15	3,702,460	(32,567)
(7,000,000)	Pounds Sterling	01/21/15	(11,021,886)	113,499
165,000	Pounds Sterling	01/21/15	258,842	(1,716)
920,300,000	Japanese Yen	01/21/15	7,763,978	(79,320)
66,700,000	Japanese Yen	01/21/15	554,245	2,711
75,750,000	Japanese Yen	01/21/15	635,491	(2,966)
107,350,000	Japanese Yen	01/21/15	895,769	622
736,100,000	Japanese Yen	01/21/15	6,215,712	(69,154)
12,500,000	Japanese Yen	01/21/15	105,439	(1,062)
181,450,000	Japanese Yen	01/21/15	1,506,583	8,554
(74,250,000)	Japanese Yen	01/21/15	(615,575)	(4,425)
633,050,000	Japanese Yen	01/21/15	5,414,407	(128,335)
(29,100,000)	Japanese Yen	01/21/15	(244,758)	1,768
(1,500,000,000)	Japanese Yen	01/21/15	(12,663,094)	137,845
425,800,000	Japanese Yen	01/21/15	3,671,532	(116,031)
269,950,000	Japanese Yen	01/21/15	2,266,018	(11,891)
(1,376,500,000)	Japanese Yen	01/21/15	(11,620,990)	126,987
1,790,000	Norwegian Krone	01/21/15	238,771	1,248
3,440,000	Norwegian Krone	01/21/15	462,536	(1,271)
(14,930,000)	Norwegian Krone	01/21/15	(2,081,048)	79,104
7,430,000	Norwegian Krone	01/21/15	998,236	(1,958)
(57,740,000)	Norwegian Krone	01/21/15	(7,788,217)	45,938
(96,255,000)	Norwegian Krone	01/21/15	(13,384,293)	477,588
19,700,000	Norwegian Krone	01/21/15	2,715,199	(73,652)
(3,000,000)	Norwegian Krone	01/21/15	(406,590)	4,324
80,330,000	Norwegian Krone	01/21/15	10,812,103	(40,760)
5,290,000	Norwegian Krone	01/21/15	711,596	(2,267)
7,990,000	Norwegian Krone	01/21/15	1,059,991	11,378
(39,270,000)	Norwegian Krone	01/21/15	(5,335,442)	69,780
(53,060,000)	Norwegian Krone	01/21/15	(7,158,664)	43,920
3,965,000	New Zealand Dollar	01/21/15	3,058,041	27,669
(730,000)	New Zealand Dollar	01/21/15	(571,089)	2,976
(425,000)	New Zealand Dollar	01/21/15	(327,649)	(3,101)
21,245,000	New Zealand Dollar	01/21/15	16,530,713	2,930
(1,445,000)	New Zealand Dollar	01/21/15	(1,115,700)	(8,852)
885,000	New Zealand Dollar	01/21/15	688,291	448
(2,005,000)	New Zealand Dollar	01/21/15	(1,545,865)	(14,500)
(2,865,000)	New Zealand Dollar	01/21/15	(2,234,547)	4,898
2,425,000	New Zealand Dollar	01/21/15	1,875,096	12,128
(2,525,000)	New Zealand Dollar	01/21/15	(1,959,857)	(5,191)

2

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
3,635,000	New Zealand Dollar	01/21/15	$2,791,876	$37,016
(2,775,000)	New Zealand Dollar	01/21/15	(2,133,771)	(25,837)
2,805,000	New Zealand Dollar	01/21/15	2,162,782	20,173
(340,000)	New Zealand Dollar	01/21/15	(263,126)	(1,475)
1,980,000	Swedish Krona	01/21/15	252,994	1,015
(6,100,000)	Swedish Krona	01/21/15	(776,708)	(5,843)
(14,260,000)	Swedish Krona	01/21/15	(1,894,724)	65,350
(20,280,000)	Swedish Krona	01/21/15	(2,636,353)	34,692
12,880,000	Swedish Krona	01/21/15	1,671,106	(18,769)
(28,990,000)	Swedish Krona	01/21/15	(3,844,107)	125,065
(5,810,000)	Swedish Krona	01/21/15	(762,813)	17,466
68,710,000	Swedish Krona	01/21/15	9,024,469	(209,865)
(18,150,000)	Swedish Krona	01/21/15	(2,390,291)	61,880
700,000	Swedish Krona	01/21/15	89,916	(115)
3,155,000	Swedish Krona	01/21/15	419,911	(15,165)
(8,640,000)	Swedish Krona	01/21/15	(1,147,548)	39,148

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(12,860,000)	Swedish Krona	01/21/15	$(1,652,585)	$2,814
(365,000)	Singapore Dollar	01/21/15	(275,714)	329
1,275,000	Singapore Dollar	01/21/15	962,693	(733)
13,685,000	Singapore Dollar	01/21/15	10,437,100	(112,069)
325,000	Singapore Dollar	01/21/15	247,315	(2,110)
535,000	Singapore Dollar	01/21/15	407,271	(3,625)
890,000	Singapore Dollar	01/21/15	678,812	(7,327)
(4,615,000)	Singapore Dollar	01/21/15	(3,494,645)	12,729
(775,000)	Singapore Dollar	01/21/15	(588,477)	3,757
(775,000)	Singapore Dollar	01/21/15	(585,402)	682
4,140,000	Singapore Dollar	01/21/15	3,127,233	(3,694)
4,590,000	Singapore Dollar	01/21/15	3,488,995	(25,942)
1,865,000	Singapore Dollar	01/21/15	1,431,617	(24,516)
(2,815,000)	Singapore Dollar	01/21/15	(2,142,808)	18,952
3,005,000	Singapore Dollar	01/21/15	2,303,890	(36,683)
(110,000)	Singapore Dollar	01/21/15	(83,138)	146
				$1,376,408

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$20,866,091	$-	$20,866,091
Foreign Treasury Securities	-	12,547,420	-	12,547,420
U.S. Government & Agency Obligations	-	8,499,479	-	8,499,479
Money Market Fund	-	3,710,092	-	3,710,092-
Total Investments At Value	$-	$45,623,082	$-	$45,623,082

Other Financial Instruments**
Forward Currency Contracts	-	3,184,888	-	3,184,888
Total Assets	$-	$48,807,970	$-	$48,807,970
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(1,808,480)	$-	$(1,808,480)
Total Liabilities	$-	$(1,808,480)	$-	$(1,808,480)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

MERK CURRENCY ENHANCED U.S. EQUITY FUND DECEMBER 31, 2014
SCHEDULE OF INVESTMENTS (Unaudited)

Shares	Security Description	Currency			Value in USD
Exchange Traded Product - United States - 86.7%
24,300	SPDR S&P 500 ETF Trust (Cost $3,527,474)	USD			$4,993,650
Money Market Fund - 10.4%
597,635	Morgan Stanley Institutional Liquidity Fund 0.01% (a) (Cost $597,635)	USD			597,635
Contracts			Strike Price	Exp. Date
Put Options Purchased - 0.3%
165	SPDR S&P 500 ETF Trust	USD	$170.000	01/15	1,485
150	SPDR S&P 500 ETF Trust	USD	170.000	03/15	13,500

Total Put Options (Cost $77,568)					14,985
Total Investments – 97.4% (Cost $4,202,677)*					$5,606,270
Net Unrealized Gain/Loss on Forward Currency Contracts – 1.5%					83,938
Other Assets and Liabilities, Net – 1.1%					67,572
NET ASSETS – 100.0%					$5,757,780

ETF	Exchange Traded Fund
(a)	Variable rate security. Rate presented is as of December 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,466,175
Gross Unrealized Depreciation	(62,582)
Net Unrealized Appreciation	$1,403,593

At December 31, 2014, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

(2)	S&P 500 Index E-mini Future	03/20/15	$(202,385)	$(2,865)

Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

(170,000)	Australian Dollar	01/21/15	$(138,783)	$214
(315,000)	Australian Dollar	01/21/15	(257,906)	1,146
(10,000)	Australian Dollar	01/21/15	(8,171)	19
(160,000)	Australian Dollar	01/21/15	(129,440)	(978)
235,000	Australian Dollar	01/21/15	193,489	(1,938)
(585,000)	Australian Dollar	01/21/15	(483,078)	6,237
(65,000)	Australian Dollar	01/21/15	(52,746)	(236)
385,000	Australian Dollar	01/21/15	312,800	1,018
(240,000)	Australian Dollar	01/21/15	(195,713)	87
500,000	Australian Dollar	01/21/15	414,878	(7,323)
50,000	Australian Dollar	01/21/15	40,900	(144)
1,835,000	Australian Dollar	01/21/15	1,507,697	(11,967)
(1,145,000)	Australian Dollar	01/21/15	(947,937)	14,634
(35,000)	Australian Dollar	01/21/15	(28,449)	(80)
(40,000)	Canadian Dollars	01/21/15	(34,402)	(12)
(175,000)	Canadian Dollars	01/21/15	(149,953)	(605)
(385,000)	Canadian Dollars	01/21/15	(331,847)	618
175,000	Canadian Dollars	01/21/15	150,774	(215)
(1,235,000)	Canadian Dollars	01/21/15	(1,061,423)	(1,090)
20,000	Canadian Dollars	01/21/15	17,183	24
(95,000)	Canadian Dollars	01/21/15	(81,673)	(59)
60,000	Canadian Dollars	01/21/15	51,858	(238)
195,000	Canadian Dollars	01/21/15	167,638	127
155,000	Canadian Dollars	01/21/15	135,000	(1,648)

Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

(55,000)	Canadian Dollars	01/21/15	$(47,343)	$24
(40,000)	Canadian Dollars	01/21/15	(34,429)	16
475,000	Canadian Dollars	01/21/15	413,268	(4,609)
(60,000)	Canadian Dollars	01/21/15	(52,135)	515
(555,000)	Swiss Franc	01/21/15	(579,261)	20,827
17,000	Swiss Franc	01/21/15	17,578	(473)
(185,000)	Swiss Franc	01/21/15	(187,721)	1,577
245,000	Swiss Franc	01/21/15	253,792	(7,276)
(155,000)	Swiss Franc	01/21/15	(158,074)	2,115
(450,000)	Swiss Franc	01/21/15	(467,056)	14,271
(345,000)	Swiss Franc	01/21/15	(351,633)	4,498
(160,000)	Swiss Franc	01/21/15	(164,995)	4,005
195,000	Swiss Franc	01/21/15	199,103	(2,897)
280,000	Swiss Franc	01/21/15	289,801	(8,069)
(45,000)	Swiss Franc	01/21/15	(45,602)	324
(315,000)	Swiss Franc	01/21/15	(326,714)	9,764
60,000	Swiss Franc	01/21/15	60,791	(420)
220,000	Swiss Franc	01/21/15	222,684	(1,323)
(25,000)	Euro	01/21/15	(30,456)	198
(190,000)	Euro	01/21/15	(231,241)	1,279
(850,000)	Euro	01/21/15	(1,065,171)	36,390
(55,000)	Euro	01/21/15	(67,579)	1,011
60,000	Euro	01/21/15	73,208	(588)
85,000	Euro	01/21/15	105,859	(2,981)

1

Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

65,000	Euro	01/21/15	$80,802	$(2,130)
65,000	Euro	01/21/15	79,868	(1,197)
(215,000)	Euro	01/21/15	(263,700)	3,479
(235,000)	Euro	01/21/15	(291,315)	6,887
65,000	Euro	01/21/15	79,218	(547)
75,000	Euro	01/21/15	93,287	(2,512)
914,000	Euro	01/21/15	1,135,761	(29,519)
(235,000)	Euro	01/21/15	(292,848)	8,420
(220,000)	Pounds Sterling	01/21/15	(345,573)	2,738
(105,000)	Pounds Sterling	01/21/15	(164,006)	380
25,000	Pounds Sterling	01/21/15	39,154	(195)
20,000	Pounds Sterling	01/21/15	31,375	(208)
150,000	Pounds Sterling	01/21/15	235,234	(1,483)
275,000	Pounds Sterling	01/21/15	432,347	(3,803)
(45,000)	Pounds Sterling	01/21/15	(70,022)	(103)
692,000	Pounds Sterling	01/21/15	1,085,998	(7,626)
25,000	Pounds Sterling	01/21/15	38,736	223
(1,610,000)	Pounds Sterling	01/21/15	(2,535,162)	26,233
(65,000)	Pounds Sterling	01/21/15	(101,087)	(205)
100,000	Pounds Sterling	01/21/15	156,538	(704)
70,000	Pounds Sterling	01/21/15	109,319	(235)
23,300,000	Japanese Yen	01/21/15	193,460	1,098
30,950,000	Japanese Yen	01/21/15	259,801	(1,363)
12,050,000	Japanese Yen	01/21/15	100,550	70
8,950,000	Japanese Yen	01/21/15	75,084	(350)
8,000,000	Japanese Yen	01/21/15	66,476	325
71,850,000	Japanese Yen	01/21/15	614,525	(14,566)
(3,900,000)	Japanese Yen	01/21/15	(32,803)	237
(8,850,000)	Japanese Yen	01/21/15	(73,372)	(527)
111,750,000	Japanese Yen	01/21/15	942,763	(9,632)
49,900,000	Japanese Yen	01/21/15	430,271	(13,598)
86,500,000	Japanese Yen	01/21/15	730,416	(8,126)
5,100,000	Japanese Yen	01/21/15	43,019	(433)
(341,800,000)	Japanese Yen	01/21/15	(2,885,619)	31,532
850,000	Norwegian Krone	01/21/15	114,199	(224)
630,000	Norwegian Krone	01/21/15	84,746	(270)
2,440,000	Norwegian Krone	01/21/15	336,299	(9,122)
300,000	Norwegian Krone	01/21/15	40,337	(111)
(4,630,000)	Norwegian Krone	01/21/15	(629,058)	8,227
(6,690,000)	Norwegian Krone	01/21/15	(902,376)	5,323
(5,790,000)	Norwegian Krone	01/21/15	(781,166)	4,793
(510,000)	Norwegian Krone	01/21/15	(67,963)	(422)
(1,790,000)	Norwegian Krone	01/21/15	(249,503)	9,484
(80,000)	Norwegian Krone	01/21/15	(10,842)	115

Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

9,020,000	Norwegian Krone	01/21/15	$1,214,057	$(4,577)
1,100,000	Norwegian Krone	01/21/15	145,931	1,566
(10,075,000)	Norwegian Krone	01/21/15	(1,400,932)	49,989
245,000	New Zealand Dollar	01/21/15	188,906	1,762
(20,000)	New Zealand Dollar	01/21/15	(15,379)	(186)
(215,000)	New Zealand Dollar	01/21/15	(165,766)	(1,555)
435,000	New Zealand Dollar	01/21/15	334,103	4,430
(85,000)	New Zealand Dollar	01/21/15	(66,497)	347
80,000	New Zealand Dollar	01/21/15	61,684	575
2,420,000	New Zealand Dollar	01/21/15	1,883,000	334
110,000	New Zealand Dollar	01/21/15	85,550	56
(40,000)	New Zealand Dollar	01/21/15	(30,956)	(173)
(125,000)	New Zealand Dollar	01/21/15	(96,514)	(766)
460,000	New Zealand Dollar	01/21/15	354,779	3,210
(295,000)	New Zealand Dollar	01/21/15	(228,973)	(607)
(345,000)	New Zealand Dollar	01/21/15	(269,082)	590
310,000	New Zealand Dollar	01/21/15	239,703	1,550
(720,000)	Swedish Krona	01/21/15	(91,677)	(690)
(1,020,000)	Swedish Krona	01/21/15	(135,474)	4,622
380,000	Swedish Krona	01/21/15	48,554	195
6,620,000	Swedish Krona	01/21/15	881,080	(31,820)
(580,000)	Swedish Krona	01/21/15	(76,150)	1,744
(2,430,000)	Swedish Krona	01/21/15	(315,894)	4,157
(1,730,000)	Swedish Krona	01/21/15	(229,865)	7,928
(3,420,000)	Swedish Krona	01/21/15	(453,496)	14,754
(2,100,000)	Swedish Krona	01/21/15	(276,563)	7,160
1,550,000	Swedish Krona	01/21/15	201,104	(2,259)
7,850,000	Swedish Krona	01/21/15	1,031,030	(23,977)
100,000	Swedish Krona	01/21/15	12,845	(16)
(1,510,000)	Swedish Krona	01/21/15	(194,044)	330
105,000	Singapore Dollar	01/21/15	80,085	(864)
50,000	Singapore Dollar	01/21/15	38,063	(339)
485,000	Singapore Dollar	01/21/15	366,355	(433)
1,625,000	Singapore Dollar	01/21/15	1,239,334	(13,307)
40,000	Singapore Dollar	01/21/15	30,439	(260)
(35,000)	Singapore Dollar	01/21/15	(26,438)	32
195,000	Singapore Dollar	01/21/15	149,687	(2,563)
375,000	Singapore Dollar	01/21/15	287,507	(4,578)
(35,000)	Singapore Dollar	01/21/15	(26,576)	170
(550,000)	Singapore Dollar	01/21/15	(416,480)	1,517
460,000	Singapore Dollar	01/21/15	349,660	(2,600)
(365,000)	Singapore Dollar	01/21/15	(277,842)	2,457
155,000	Singapore Dollar	01/21/15	117,033	(89)
				$83,938

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2014.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Exchange Traded Product	$4,993,650	$-	$-	$4,993,650
Money Market Fund	-	597,635	-	597,635
Purchased Options	1,485	13,500	-	14,985
Total Investments At Value	$4,995,135	$611,135	$-	$5,606,270

Other Financial Instruments**
Forward Currency Contracts	-	339,977	-	339,977
Total Assets	$4,995,135	$951,112	$-	$5,946,247
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(256,039)	$-	$(256,039)
Futures	(2,865)	-	-	(2,865)
Total Liabilities	$(2,865)	$(256,039)	$-	$(258,904)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Shares	Security Description	Value

Common Stock - 96.3%
Communications - 2.5%
21,746	DIRECTV (a)	$1,885,378

Consumer Discretionary - 5.2%
25,000	McDonald's Corp.	2,342,500
24,148	The TJX Cos., Inc.	1,656,070
		3,998,570
Consumer Staples - 10.3%
284,945	Ambev SA, ADR	1,772,358
22,420	PepsiCo, Inc.	2,120,035
10,075	Valeant Pharmaceuticals International, Inc. (a)	1,441,833
29,700	Wal-Mart Stores, Inc.	2,550,636
		7,884,862
Energy - 8.2%
29,674	BP PLC, ADR	1,131,173
7,931	California Resources Corp. (a)	43,700
18,000	ConocoPhillips	1,243,080
37,380	Devon Energy Corp.	2,288,030
19,828	Occidental Petroleum Corp.	1,598,335
		6,304,318
Financial - 21.1%
37,700	Aflac, Inc.	2,303,093
48,777	American International Group, Inc.	2,732,000
133,440	Bank of America Corp.	2,387,242
17,156	Berkshire Hathaway, Inc., Class B (a)	2,575,973
42,730	JPMorgan Chase & Co.	2,674,043
19,350	MasterCard, Inc., Class A	1,667,196
6,925	Visa, Inc., Class A	1,815,735
		16,155,282
Health Care - 12.9%
44,079	Abbott Laboratories	1,984,437
32,554	Baxter International, Inc.	2,385,883
8,600	Express Scripts Holding Co. (a)	728,162
13,223	Johnson & Johnson	1,382,729
74,830	Pfizer, Inc.	2,330,954
24,391	Sanofi, ADR	1,112,474
		9,924,639
Industrials - 12.6%
55,310	AGCO Corp.	2,500,012
17,200	Danaher Corp.	1,474,212
17,565	General Dynamics Corp.	2,417,295
61,448	General Electric Co.	1,552,791
15,335	United Technologies Corp.	1,763,525
		9,707,835
Technology - 23.5%
33,236	Apple, Inc.	3,668,590
2,833	Google, Inc., Class A (a)	1,503,360

Shares	Security Description	Value

25,500	Harris Corp.	$1,831,410
11,830	IBM	1,898,005
72,298	Intel Corp.	2,623,694
56,000	Microsoft Corp.	2,601,200
25,000	Oracle Corp.	1,124,250
36,900	QUALCOMM, Inc.	2,742,777
		17,993,286
Total Common Stock (Cost $57,901,049)		73,854,170

Investment Companies - 2.6%
51,000	Vanguard FTSE Emerging Markets ETF (Cost $2,056,276)	2,041,020
Total Investments - 98.9% (Cost $59,957,325)*		$75,895,190
Other Assets & Liabilities, Net – 1.1%		817,716
Net Assets – 100.0%		76,712,906

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$17,541,505
Gross Unrealized Depreciation	(1,603,640)
Net Unrealized Appreciation	$15,937,865
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$75,895,190
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$75,895,190

The Level 1 value displayed in this table is Common Stock and Investment Companies. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer
Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer
Date:	February 20, 2015

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date:	February 20, 2015